                                             OMB APPROVAL
                                             OMB Number: 3235-0570
                                             Expires: October 31, 2006
                                             Estimated average burden
                                             hours per response. . . . . . .19.3

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number______811-09032_______________________________
__________________________STI Classic Variable Trust____________________________
               (Exact name of registrant as specified in charter)
___________101 Federal Street Boston, MA ______________________02110____________
      (Address of principal executive offices)               (Zip code)

________ BISYS Fund Services, 3435 Stelzer Road Columbus, Ohio__43219___________
                    (Name and address of agent for service)

Registrant's telephone number, including area code:_____614-470-8000____________

Date of fiscal year end:________12/31/04__________________

Date of reporting period:________6/30/04________________

      Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                  SEMI-ANNUAL
                                FINANCIAL REPORT
                           STI Classic Variable Trust
                                 JUNE 30, 2004

                            STI Classic Variable Trust

Dear Valued STI Classic Variable Trust Shareholder:

The markets have been relatively "quiet" so far in 2004. Quiet of course is a relative term when discussing the economy and the financial markets. The stock market, as measured by the S&P 500 gained 3.4% on a total return basis in the six months ended June 30, 2004, while the bond markets, as measured by the Lehman Aggregate Bond Index, added a modest 0.15%. The gain in the equity market was somewhat modest by historical standards and certainly paled in comparison to the 15.1% return in the previous six calendar months. While the major market statistics might suggest a somewhat sleepy, even benign market environment, we believe the first half was, in many ways, one of transition for the economy, policy, and the markets. I would like to take a few minutes to share our perspective on some of the key events and pressures at work during this time, and highlight some of the key forces that we believe could influence the economy and the markets during the rest of this year.

As long-term investors are keenly aware, the markets are forever worrying about something. A key concern through most of the past two quarters was the nagging fear that the recovery was not sustainable. This was somewhat ironic, since the expansion was already over two years old by the start of the 2004. The lack of job growth was the primary culprit fueling that apprehension. One important consequence of that worry was reluctance on the part of the Federal Reserve to begin reversing its accommodative policy and raise the overnight fed funds rate from its 46-year low.

Fortunately however, job growth increased significantly during the second quarter, and the Labor Department revised up its estimates from previous weaker periods. While job growth is primarily a reflection of economic strength, and therefore a lagging indicator, it is an important confirming signal of strength and sustainability, particularly to Washington officials in an election year. It was not long after job growth accelerated that the Federal Reserve announced its intention to gradually raise interest rates, which began on June 30 with a quarter-point increase; 2 1/2 years into the current expansion. So a key development over the past quarter was a transition from a more defensive, accommodative policy to a more traditional counter-cyclical interest rate policy.

Inflation also returned to the lexicon of market observers this year. While it is very true that commodity price increases, particularly oil, were already up sharply, this inflation pressure was viewed by many as being narrow in scope. However, more recently, the headline inflation reports moved higher along a broader front. This transition from "isolated" inflation pressures to more general price increase, confirmed the need for a policy shift, giving the markets a new, but more traditional set of worries; higher inflation and interest rates.

In this environment, stocks continued to inch higher amid the shift in economic and policy pressures, but the leadership was narrower. The pro-cyclical stocks, such as technology and consumer discretionary, faded to the background while more traditional industrials, consumer staples, and energy stocks outperformed. From a style perspective, however, the value style continued to outperform the growth style, and large-cap stocks (S&P 500) trailed small-cap stocks. The S&P/Barra Value Index rose 4.2% in the first half of the year, while the Growth Index gained only 2.7%, and the Russell 2000 small-cap index rose 6.8%, twice the gain of the S&P 500. International stocks performed in line with domestic indexes.

In the fixed-income markets, the transition pressures had a more direct, and negative impact but it was concentrated more in the second quarter. The anticipation of a change to a more restrictive Fed policy pushed bond yields higher during the quarter. The yield on the 10-year Treasury note rose by over 35 basis points (0.35%) since the end of 2003 to close at 4.62% on June 30, the highest level in two years and sharply above the 3.1% panic low a year ago. The effect of the yield increase had the greatest negative impact on Treasury and investment grade corporate securities, while the high yield and mortgage-backed markets improved on a net basis.

Looking ahead to the rest of 2004, our outlook is generally positive for the economy and the stock market. The news in the second quarter confirmed that the current expansion is on reasonably solid footing. Job growth has increased, providing an important offset to reduced interest rate and tax stimulus, and corporate profits continued to exceed expectations. However, we believe the vigor of economic growth could slow from the strong pace of 2003, as the economic "tailwinds" recede (mortgage refinancing and tax cuts) and "headwinds" build (higher energy prices, rising interest rates, lower productivity.) Inflation may trend higher, though we do not foresee a sharp acceleration from the current historically low level. Margin pressure could slow the strong growth in corporate profits closer to historical averages, but we believe top line growth should be firm.

The Federal Reserve, as expected, has adopted a more restrictive policy, and we look for additional quarter-point rate increases in the second half of the year as monetary policy moves back from "accommodative" to "neutral." However, if the pace of growth moderates, the Fed is likely to retain its measured approach to raising rates.

We believe the remainder of the year could be generally positive for equities, and we continue to recommend a moderate overweight position in stocks within portfolio allocations consistent with long-term investment goals. However, we recognize that equities are fairly valued by many historical measures, and that sharp rallies from this point will be more problematic. In this environment, we believe high quality companies with strong sales growth, good cash flow, and firm margins should begin to distance themselves from the rest of the market. In fixed-income portfolios, the Fed's shift to higher rates at the end of the second quarter marked the end of the secular bull market in bonds that began over twenty years ago and a possible transition to rising yields. However, we look for the Fed to raise rates gradually in the months ahead, and so recommend a generally neutral duration for portfolios, emphasizing sectors that could improve current yield in this low rate environment.

I want to take this opportunity to thank you again for investing in the STI Classic Variable Trust. We value our relationship with you, and will continue to strive to provide the highest levels of service, support, and performance to help you reach your investment goals.

                                                Sincerely,

                                                /s/ Douglas S. Philips
                                                Douglas S. Phillips, CFA
                                                Chief Investment Officer

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004                            (Unaudited)

CAPITAL APPRECIATION FUND

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
COMMON STOCK (99.3%)
CAPITAL GOODS (14.0%)
  3M Co.                                 8,800    $    792
  Agilent Technologies, Inc. *          21,000         615
  Danaher Corp.                         11,800         612
  Deere & Co.                           13,300         933
  Dover Corp.                           10,600         446
  Emerson Electric Co.                  15,100         960
  General Dynamics Corp.                 8,300         824
  Illinois Tool Works, Inc.              2,500         240
  L3 Communications, Inc.               10,300         688
  Northrop Grumman Corp.                17,200         924
  Parker Hannifin Corp.                 16,900       1,004
                                                  --------
                                                     8,038
                                                  --------
COMMUNICATION SERVICES (4.2%)
  Cox Communications, Inc., Class A *   20,100         559
  Tellabs, Inc. *                       85,800         750
  Time Warner, Inc. *                   63,400       1,114
                                                  --------
                                                     2,423
                                                  --------
CONSUMER CYCLICALS (15.5%)
  Bed Bath & Beyond, Inc. *             22,630         870
  Costco Wholesale Corp.                14,900         612
  Home Depot, Inc.                      23,800         838
  Kohl's Corp. *                         7,300         309
  Lowe's Cos., Inc.                     15,800         830
  Marriott International, Inc., Class
    A                                   11,600         579
  Staples, Inc.                         19,500         572
  Target Corp.                          21,900         930
  Tiffany & Co.                         13,800         509
  TJX Cos., Inc.                        20,600         497
  Walgreen Co.                          29,000       1,050
  Walt Disney Co.                       52,000       1,324
                                                  --------
                                                     8,920
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
CONSUMER STAPLES (7.9%)
  Avon Products, Inc.                   34,400    $  1,588
  Gillette Co.                          20,500         869
  Kimberly-Clark Corp.                  12,800         843
  Procter & Gamble Co.                  14,000         762
  Wal-Mart Stores, Inc.                  9,500         501
                                                  --------
                                                     4,563
                                                  --------
ENERGY (3.9%)
  Anadarko Petroleum Corp.              11,600         680
  Exxon Mobil Corp.                     35,400       1,572
                                                  --------
                                                     2,252
                                                  --------
FINANCE (19.5%)
  AFLAC, Inc.                           14,000         571
  American Express Co.                  28,600       1,469
  American International Group, Inc.    17,700       1,262
  Bank of New York Co., Inc.            17,300         510
  Chubb Corp.                           13,400         914
  Citigroup, Inc.                       27,000       1,256
  Goldman Sachs Group, Inc.             10,000         942
  MGIC Investment Corp.                  9,500         721
  Morgan Stanley                        11,000         580
  State Street Corp.                    22,000       1,079
  Wells Fargo & Co.                     17,300         990
  XL Capital Ltd., Class A               5,800         438
  Zions Bancorp                          9,300         571
                                                  --------
                                                    11,303
                                                  --------
HEALTH CARE (11.3%)
  Biomet, Inc.                          27,000       1,200
  Boston Scientific Corp. *             27,900       1,194
  Johnson & Johnson                     18,600       1,036
  Pfizer, Inc.                          46,300       1,588
  Quest Diagnostics, Inc.                5,700         484
  St. Jude Medical, Inc. *              13,000         983
                                                  --------
                                                     6,485
                                                  --------
SERVICES (1.6%)
  United Parcel Service, Inc., Class
    B                                   12,000         902
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

CAPITAL APPRECIATION FUND--CONCLUDED

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
TECHNOLOGY (19.8%)
  Amdocs Ltd. *                         28,600    $    670
  American Power Conversion Corp.       21,300         419
  Analog Devices, Inc.                  10,500         494
  Applied Materials, Inc. *             53,500       1,050
  CDW Corp.                              7,200         459
  Cisco Systems, Inc. *                 23,800         564
  Dell, Inc. *                          13,800         494
  EMC Corp. *                           64,800         739
  Intel Corp.                           31,700         875
  KLA-Tencor Corp. *                    12,300         607
  Lexmark International, Inc., Class
    A *                                  9,100         878
  Microchip Technology, Inc.            15,200         479
  Microsoft Corp.                       63,200       1,806
  Oracle Corp. *                        52,000         620
  PeopleSoft, Inc.*                     30,000         555
  VERITAS Software Corp.*               25,600         709
                                                  --------
                                                    11,418
                                                  --------
TRANSPORTATION (1.6%)
  Southwest Airlines Co.                53,800         902
                                                  --------
Total Common Stock
  (Cost $50,570)                                    57,206
                                                  --------
MONEY MARKET FUND (0.8%)
  Federated Prime Value Money Market
    Fund                               477,848         478
                                                  --------
Total Money Market Fund
  (Cost $478)                                          478
                                                  --------
Total Investments (100.1%)
  (Cost $51,048)                                  $ 57,684
                                                  ========

----------------------------------------------------------
(Amounts in thousands, except shares)              Value
----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-0.1%)
  Investment Advisory Fees Payable                $    (41)
  Administration Fees Payable                           (5)
  Custodian Fees Payable                                (2)
  Trustee Fees Payable                                  (1)
  Other Assets and Liabilities, Net                     (9)
                                                  --------
Total Other Assets and Liabilities                     (58)
                                                  --------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 3,623,719 outstanding shares of
    beneficial interest)                            51,782
  Accumulated net investment loss                      (62)
  Accumulated net realized loss on investments
                                                      (730)
  Net unrealized appreciation on investments         6,636
                                                  --------
Total Net Assets (100.0%)                         $ 57,626
                                                  ========
Net Asset Value, Offering and
  Redemption Price Per Share -- Trust
  Shares                                            $15.90
                                                  ========

* Non-income producing security.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                     (Unaudited)

GROWTH AND INCOME FUND

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
COMMON STOCK (98.9%)
BASIC MATERIALS (3.3%)
  E. I. du Pont de Nemours and Co.       3,000    $    133
  International Paper Co.                2,000          89
  Praxair, Inc.                          3,500         140
                                                  --------
                                                       362
                                                  --------
CAPITAL GOODS (11.5%)
  Boeing Co. (The)                         800          41
  Cooper Industries, Ltd., Class A       2,500         149
  Emerson Electric Co.                   2,000         127
  General Electric Co.                   7,000         226
  Honeywell International, Inc.          5,000         183
  Illinois Tool Works, Inc.              1,200         115
  Rockwell Automation, Inc.              5,000         188
  Textron, Inc.                          1,500          89
  United Technologies Corp.              1,500         137
                                                  --------
                                                     1,255
                                                  --------
COMMUNICATION SERVICES (4.0%)
  ALLTEL Corp.                           1,500          76
  Verizon Communications, Inc.           6,500         235
  Vodafone Group PLC ADR                 5,500         122
                                                  --------
                                                       433
                                                  --------
CONSUMER CYCLICALS (9.0%)
  Gannett Co., Inc.                      1,500         127
  Johnson Controls, Inc.                 1,200          64
  Jones Apparel Group, Inc.              4,000         158
  Kohl's Corp. *                         4,000         170
  Lowe's Cos., Inc.                      1,000          53
  May Department Stores Co. (The)        5,000         137
  Target Corp.                           3,000         127
  Walt Disney Co. (The)                  6,000         153
                                                  --------
                                                       989
                                                  --------
CONSUMER STAPLES (9.2%)
  Archer Daniels Midland Co.             6,500         109
  Clorox Co. (The)                       3,000         160
  Colgate-Palmolive Co.                  1,500          88
  Gillette Co. (The)                       700          30

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
CONSUMER STAPLES -- CONTINUED
  H.J. Heinz Co.                           825    $     32
  Kimberly-Clark Corp.                   2,000         132
  PepsiCo, Inc.                          1,000          54
  Sara Lee Corp.                         6,000         138
  SYSCO Corp.                            1,000          36
  Wal-Mart Stores, Inc.                  2,000         106
  Wm. Wrigley Jr. Co.                    2,000         126
                                                  --------
                                                     1,011
                                                  --------
ENERGY (9.5%)
  Anadarko Petroleum Corp.               3,000         176
  Burlington Resources, Inc.             3,000         109
  ChevronTexaco Corp.                    1,500         141
  ConocoPhillips                         1,700         130
  Exxon Mobil Corp.                      5,000         221
  Kerr-Mcgee Corp.                       3,000         161
  Schlumberger, Ltd.                     1,600         102
                                                  --------
                                                     1,040
                                                  --------
FINANCE (23.7%)
  American International Group, Inc.     2,000         143
  Bank of America Corp.                  3,000         253
  Berkshire Hathaway, Inc., Class B *       60         177
  Cincinnati Financial Corp.             3,675         160
  Citigroup, Inc.                        5,000         233
  Fannie Mae                             1,500         107
  Fifth Third Bancorp                    2,000         108
  Goldman Sachs Group, Inc. (The)        1,300         122
  Jefferson-Pilot Corp.                  1,500          76
  MGIC Investment Corp.                  1,500         114
  Morgan Stanley                         2,000         106
  PNC Financial Services Group, Inc.
    (The)                                3,000         159
  Principal Financial Group, Inc.        6,000         209
  Prudential Financial, Inc.             5,000         232
  U.S. Bancorp                           9,000         248
  Wells Fargo & Co.                      2,500         143
                                                  --------
                                                     2,590
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

GROWTH AND INCOME FUND--CONCLUDED

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
HEALTH CARE (9.1%)
  Abbott Laboratories                    2,000    $     82
  Anthem, Inc. *                         1,500         134
  Bristol-Myers Squibb Co.               7,000         171
  C.R. Bard, Inc.                        1,000          57
  Express Scripts, Inc. *                1,000          79
  Hospira, Inc. *                          200           6
  Johnson & Johnson                      2,500         139
  Medtronic, Inc.                        3,000         146
  Merck & Co., Inc.                      1,000          48
  Pfizer, Inc.                           4,000         137
                                                  --------
                                                       999
                                                  --------
SERVICES (1.3%)
  Cendant Corp.                          6,000         147
                                                  --------
TECHNOLOGY (11.4%)
  Computer Sciences Corp. *              2,500         116
  First Data Corp.                       4,000         177
  Hewlett-Packard Co.                    5,000         106
  Intel Corp.                            2,500          69
  International Business Machines
    Corp.                                1,000          88
  Microsoft Corp.                        5,000         143
  Nokia Corp. ADR                       12,000         174
  Storage Technology Corp. *             5,500         160
  SunGard Data Systems, Inc. *           5,000         130
  Texas Instruments, Inc.                3,500          85
                                                  --------
                                                     1,248
                                                  --------
TRANSPORTATION (2.7%)
  Norfolk Southern Corp.                 5,000         133
  Ryder System, Inc.                     4,000         160
                                                  --------
                                                       293
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
UTILITIES (4.2%)
  American Electric Power Co., Inc.      6,500    $    208
  Exelon Corp.                           4,000         133
  Questar Corp.                          3,000         116
                                                  --------
                                                       457
                                                  --------
Total Common Stock
  (Cost $9,418)                                     10,824
                                                  --------
MONEY MARKET FUND (1.1%)
  Federated Prime Value Money Market
    Fund                               118,979         119
                                                  --------
Total Money Market Fund
  (Cost $119)                                          119
                                                  --------
Total Investments (100.00%)
  (Cost $9,537)                                   $ 10,943
                                                  ========
OTHER ASSETS AND LIABILITIES (0.0%)
  Administration Fees Payable                           (5)
  Investment Advisory Fees Payable                      (3)
  Other Assets and Liabilities, Net                     13
                                                  --------
Total Other Assets and Liabilities                       5
                                                  --------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 1,037,696 outstanding shares of
    beneficial interest)                            10,163
  Undistributed net investment income                    4
  Accumulated net realized loss on investments
                                                      (625)
  Net unrealized appreciation on investments         1,406
                                                  --------
Total Net Assets (100.0%)                         $ 10,948
                                                  ========
Net Asset Value, Offering and Redemption Price
  Per Share -- Trust Shares                         $10.55
                                                  ========

* Non-income producing security.
ADR -- American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                     (Unaudited)

INTERNATIONAL EQUITY FUND

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
FOREIGN COMMON STOCK (99.6%)
AUSTRALIA (5.1%)
  Australia & New Zealand Banking
    Group Ltd.                           1,510    $     19
  BHP Billiton Ltd.                      3,400          30
  Bluescope Steel Ltd.                   5,900          28
  Boral Ltd.                             6,760          30
  Insurance Australia Group Ltd.        10,100          35
  News Corp. Ltd. (The)                  1,197          11
  Orica Ltd.                             2,439          26
  Origin Energy Ltd.                     5,560          22
  Pacific Brands Ltd. *                 11,000          20
  Publishing and Broadcasting Ltd.       3,900          35
  Qantas Airways Ltd.                   13,167          32
  West Australian Newspapers Holdings
    Ltd. (B)                             2,800          13
  Westpac Banking Corp.                  2,400          29
                                                  --------
                                                       330
                                                  --------
BELGIUM (1.0%)
  Delhaize Group                           700          35
  Fortis (B)                             1,337          30
                                                  --------
                                                        65
                                                  --------
DENMARK (1.0%)
  Danske Bank Aktieselskab               1,500          36
  TDC A/S                                  800          26
                                                  --------
                                                        62
                                                  --------
FINLAND (1.7%)
  Fortum Corp.                           2,300          29
  Nokia Corp.                            3,925          57
  Tietoenator Corp.                        780          24
                                                  --------
                                                       110
                                                  --------
FRANCE (9.7%)
  Alcatel *                              2,000          31
  Aventis (B)                              677          51
  AXA                                    1,100          24
  BNP Paribas (B)                        1,128          69
  Compagnie De Saint-Gobain (B)            600          30

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
FRANCE -- CONTINUED
  France Telecom SA                      1,600    $     42
  Lafarge SA                               443          40
  Metropole Television SA                  100           3
  Pernod-Ricard                            175          22
  PSA Peugeot Citroen SA                   605          34
  Schneider Electric SA                    350          24
  Societe Generale                         690          59
  Suez                                   1,338          28
  Thomson SA                               538          11
  Total SA                                 515          97
  Vinci                                    300          30
  Vivendi Universal SA *                 1,300          36
                                                  --------
                                                       631
                                                  --------
GERMANY (7.4%)
  Allianz AG                               433          46
  BASF AG                                  852          46
  Bayer AG                                 600          17
  Bayerische Motoren Werke AG              353          16
  DaimlerChrysler AG                       500          23
  Deutsche Bank AG                         531          42
  Deutsche Post AG                       1,600          35
  Deutsche Telecom AG *                  2,282          40
  Dr. Ing. h.c. F. Porsche AG               46          31
  E. ON AG                                 400          29
  Infineon Technologies AG *               600           8
  METRO AG                                 500          24
  SAP AG                                   227          38
  Schering AG                              267          16
  Siemens AG                               986          70
                                                  --------
                                                       481
                                                  --------
HONG KONG (1.7%)
  Bank of East Asia, Ltd.                5,800          17
  BOC Hong Kong Holdings Ltd.            8,000          14
  Cheung Kong Holdings Ltd.              4,000          29
  CLP Holdings Ltd.                      2,200          12
  Esprit Holdings Ltd.                   4,300          19

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

INTERNATIONAL EQUITY FUND--CONTINUED

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
HONG KONG -- CONTINUED
  Hang Lung Properties Ltd.              4,000    $      5
  Hutchison Whampoa Ltd.                 2,447          17
                                                  --------
                                                       113
                                                  --------
IRELAND (0.9%)
  Anglo Irish Bank Corp. PLC             2,294          36
  CRH PLC                                  302           6
  CRH PLC                                  806          17
                                                  --------
                                                        59
                                                  --------
ITALY (2.9%)
  Eni SpA                                2,548          50
  IntesaBci SpA                          7,151          28
  Mediaset SpA                           3,950          45
  Saipem SpA                               853           8
  Telecom Italia SpA (B)                11,544          36
  UniCredito Italiano SpA                4,503          22
                                                  --------
                                                       189
                                                  --------
JAPAN (23.0%)
  Advantest Corp.                          200          13
  Amada America, Inc.                    2,000          13
  Asahi Breweries, Ltd.                  2,600          29
  Asahi Glass Co., Ltd.                  2,000          21
  Bank Of Fukuoka, Ltd. (The)            4,000          24
  Bridgestone Corp.                      1,000          19
  Canon, Inc.                              700          37
  Daiwa Securities Group, Inc.           4,000          29
  East Japan Railway Co.                     4          22
  Eisai Co., Ltd.                          900          26
  Fujitsu Ltd.                           6,000          42
  Hachijuni Bank, Ltd.                   1,000           7
  Hitachi Chemical Co., Ltd.               400           7
  Hitachi, Ltd.                          7,000          48
  Honda Motor Co., Ltd.                    502          24
  Komatsu Ltd.                           3,000          18
  Kyocera Corp.                            500          42
  Kyushu Electric Power Co., Inc.        1,500          28
  Marubeni Corp. *                       7,000          17

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
JAPAN -- CONTINUED
  Matsushita Electric Industrial Co.,
    Ltd.                                 1,000    $     14
  Matsushita Electric Works, Ltd.        3,000          27
  Mitsubishi Corp.                       2,000          19
  Mitsubishi Estate Company, Ltd.        1,000          12
  Mitsubishi Tokyo Financial Group,
    Inc.                                     5          46
  Mitsui & Co., Ltd.                     2,000          15
  Mitsui Fudosan Co., Ltd.               2,000          24
  Mitsui O.S.K. Lines, Ltd.              6,000          32
  Mitsui Sumitomo Insurance Co., Ltd.    2,000          19
  Mizuho Financial Group, Inc.               6          27
  Murata Manufacturing Co., Ltd.           200          11
  Nippon Steel Corp.                     8,000          17
  Nippon Telegraph and Telephone
    Corp.                                   12          64
  Nissan Motor Co., Ltd.                 1,700          19
  Nitto Denko Corp.                        500          26
  Nomura Holdings, Inc.                  1,000          15
  Nomura Research Institute, Ltd.          200          21
  NTT DoCoMo, Inc.                           9          16
  Onward Kashiyama Co., Ltd.             1,000          16
  ORIX Corp.                               200          23
  Ricoh Co., Ltd.                        1,400          30
  Rohm Co., Ltd.                           200          24
  Sammy Corp.                              400          19
  Sankyo Co., Ltd.                       1,400          30
  Sankyo Co., Ltd. Gunma                   600          24
  Sharp Corp.                            1,000          16
  Showa Shell Sekiyu K.K.                1,500          13
  Sompo Japan Insurance, Inc.            1,000          10
  Sony Corp.                               700          26
  Sumitomo Corp.                         2,000          15
  Sumitomo Mitsui Financial Group,
    Inc.                                     3          21
  Sumitomo Rubber Industries, Ltd.       2,000          18
  Sumitomo Chemical Company, Ltd.        4,000          19
  Takeda Chemical Industries, Ltd.         600          26

--------------------------------------------------------------------------------
                                                                     (Unaudited)

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
JAPAN -- CONTINUED
  TDK Corp.                                200    $     15
  Teijin Ltd.                            4,000          15
  Tokyo Electric Power Co., Inc.
    (The)                                1,400          32
  Tokyo Gas Co., Ltd.                    5,000          18
  Toppan Printing Co., Ltd.              1,000          11
  Toray Industries, Inc.                 5,000          24
  Toyota Motor Corp.                     2,713         111
  West Japan Railway Co.                     4          16
  Yamada Denki Co.                         400          15
  Yamaha Motor Co., Ltd.                 1,000          16
  Yamato Transport Co., Ltd.             1,000          16
                                                  --------
                                                     1,509
                                                  --------
NETHERLANDS (4.5%)
  ABN AMRO Holding NV                    2,298          50
  Akzo Nobel NV                            943          35
  ING Groep NV                           1,913          45
  Royal Dutch Petroleum Co.                840          43
  Royal KPN NV                           4,200          32
  Royal Philips Electronics NV           2,596          70
  Unilever NV                              234          16
  United Services Group NV                 251           4
                                                  --------
                                                       295
                                                  --------
NEW ZEALAND (0.6%)
  Fletcher Building Ltd.                12,731          37
                                                  --------
NORWAY (0.6%)
  Tandberg ASA                             600           6
  Telenor ASA                            4,500          32
                                                  --------
                                                        38
                                                  --------
SINGAPORE (1.0%)
  DBS Group Holdings Ltd.                3,000          25
  Fraser and Neave Ltd.                  1,500          12
  Neptune Orient Lines Ltd.             10,000          14
  Singapore Telecommunications Ltd.      9,000          12
                                                  --------
                                                        63
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
SPAIN (4.4%)
  Acciona, SA                              100    $      6
  Altadis, SA                              410          13
  Endesa, SA                             2,000          39
  Gamesa Corporacion Tecnologica SA        900          13
  Gestevision Telecinco SA *               165           2
  Repsol YPF, SA                         2,700          59
  Santander Central Hispano SA           4,890          51
  Sociedad General de Aguas de
    Barcelona, SA, Class A               1,125          19
  Telefonica, SA                         4,857          72
  Union Fenosa, SA                         533          11
                                                  --------
                                                       285
                                                  --------
SWEDEN (3.6%)
  AB Electrolux, Class B                 1,000          19
  Ainax AB                                  45           1
  Autoliv, Inc.                            591          25
  Nordea Bank AB                         7,700          55
  Sandvik AB                               633          22
  Svenska Handelsbanken AB, Class A      1,400          28
  Telefonaaktiebolaget LM Ericsson,
    Class B *                           19,800          59
  Volvo AB, Class B                        700          24
                                                  --------
                                                       233
                                                  --------
SWITZERLAND (6.8%)
  Credit Suisse Group *                  1,693          60
  Nestle SA                                280          75
  Novartis AG                            2,733         120
  Roche Group                              415          41
  STMicroelectronics NV                    595          13
  UBS AG                                 1,118          79
  Zurich Financial Services                333          53
                                                  --------
                                                       441
                                                  --------
UNITED KINGDOM (23.7%)
  "Shell" Transport and Trading Co.,
    PLC (The)                            9,377          69
  Alliance UniChem PLC                   3,100          37

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

INTERNATIONAL EQUITY FUND--CONCLUDED

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
UNITED KINGDOM -- CONTINUED
  Aviva PLC                              4,700    $     48
  Balfour Beatty PLC                     7,129          34
  Barclays PLC                           7,500          64
  BP PLC                                18,915         168
  British American Tobacco PLC           2,405          37
  BT Group PLC                           8,630          31
  Burberry Ltd.                          3,900          29
  Centrica PLC                           5,400          22
  Dixons Group PLC                      10,600          32
  Galen Holdings PLC                     1,400          18
  George Wimpey PLC                      7,351          49
  GlaxoSmithKline PLC                    5,964         122
  HBOS PLC                               6,600          82
  HMV Group PLC                          5,500          24
  HSBC Holdings PLC                      6,622          98
  Kesa Electricals PLC                   5,200          27
  Legal & General Group PLC             17,000          29
  mmO2 PLC *                            16,900          28
  Next PLC                               1,600          41
  Northern Rock PLC                      2,900          38
  Pennon Group PLC                       1,700          24
  Pilkington PLC                        16,600          29
  Royal Bank of Scotland Group PLC
    (The)                                2,248          65
  SABMiller PLC                          2,900          38
  Sage Group PLC (The)                   9,000          30
  Tesco PLC                             10,567          51
  Vodafone Group PLC                    49,218         108
  Whitbread PLC                          2,316          35
  William Hill Organization Ltd.         4,522          45
                                                  --------
                                                     1,552
                                                  --------
Total Foreign Common Stock
  (Cost $5,269)                                      6,493
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
SHORT-TERM INVESTMENT (3.3%)
  Boston Global Investment Trust --
    Enhanced Portfolio (A)             213,256    $    213
                                                  --------
Total Short-Term Investment
  (Cost $213)                                          213
                                                  --------
Total Investments (102.9%)
  (Cost $5,482)                                   $  6,706
                                                  ========
OTHER ASSETS AND LIABILITIES (-2.9%)
  Payable upon Return of Securities Loaned            (213)
  Receivable from Investment Adviser                     4
  Administration Fees Payable                           (6)
  Other Assets and Liabilities, Net                     28
                                                  --------
Total Other Assets and Liabilities                    (187)
                                                  --------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 668,744 outstanding shares of
    beneficial interest)                             8,418
  Undistributed net investment income                  140
  Accumulated net realized loss on investments
                                                    (3,265)
  Net unrealized appreciation on investments
    and foreign currency transactions                1,226
                                                  --------
Total Net Assets (100.0%)                         $  6,519
                                                  ========
Net Asset Value, Offering and Redemption Price
  Per Share -- Trust Shares                          $9.75
                                                  ========

* Non-income producing security.
(A) This security was purchased with cash collateral held from securities lending (see Note 7 in Notes to Financial Statements).
(B) This security or a partial position of the security was on loan at June 30, 2004 (see Note 7 in Notes to Financial Statements). The total value of securities on loan at June 30, 2004 was $199,237.

--------------------------------------------------------------------------------
                                                                     (Unaudited)

------------------------------------------------------------

------------------------------------------------------------
------------------------------------------------------------

------------------------------------------------------------

At June 30, 2004, sector diversification of the Fund was as follows (unaudited):

                                       % OF       VALUE
SECTOR DIVERSIFICATION              NET ASSETS    (000)
----------------------              ----------    ------
FOREIGN COMMON STOCK
Banks                                  14.1%      $  918
Gas/Natural Gas                         8.9          577
Drugs                                   6.9          451
Communication Services                  6.5          424
Electric Products                       5.0          323
Automotive                              4.5          292
Insurance                               4.4          287
Telephones & Telecommunications         3.8          249
Retail                                  3.8          245
Food, Beverage & Tobacco                3.7          241
Commercial Banks                        3.0          197
Chemicals                               2.4          157
Building & Construction                 2.2          144
Financial Services                      2.1          136
Concrete & Mineral Products             2.1          136
Electric Services                       1.9          122
Miscellaneous Manufacturing             1.7          113
Printing & Publishing                   1.6          105
Apparel/Textiles                        1.6          104
Railroads                               1.5          101
Services                                1.5          100
Telephone                               1.3           88
Entertainment                           1.3           81
Glass Products                          1.2           81
Real Estate                             1.1           71

                                       % OF       VALUE
SECTOR DIVERSIFICATION              NET ASSETS    (000)
----------------------              ----------    ------
FOREIGN COMMON STOCK -- CONTINUED
Diversified Manufacturing               1.1%      $   71
Energy                                  1.1           70
Computer Software                       1.0           68
Machinery                               1.0           68
Photographic Equipment & Supplies       1.0           67
Semiconductors                          1.0           63
Water Treatment & Supply                0.8           52
Broadcasting                            0.8           50
Steel & Steel Works                     0.7           45
Rubber & Plastic                        0.6           37
Air Transportation                      0.5           32
Lumber & Wood Products                  0.4           27
Medical & Medical Products              0.4           26
Information Technology                  0.4           24
Engines & Turbines                      0.3           19
Marine Transportation                   0.2           14
Aircrafts & Parts                       0.2           13
Employment Agencies                     0.1            4
                                       ----       ------
TOTAL FOREIGN COMMON STOCK             99.6        6,493
                                       ----       ------
TOTAL INVESTMENTS                      99.6        6,493
TOTAL OTHER ASSETS AND LIABILITIES      0.4           26
                                       ----       ------
TOTAL NET ASSETS                        100%      $6,519
                                       ====       ======

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

MID-CAP EQUITY FUND

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
COMMON STOCK (98.1%)
BASIC MATERIALS (4.5%)
  Ball Corp.                             4,700    $    339
  Lennar Corp., Class A                  3,000         134
  Lubrizol Corp. (The)                   3,820         140
  NVR, Inc. *                              240         116
                                                  --------
                                                       729
                                                  --------
CAPITAL GOODS (10.0%)
  Acuity Brands, Inc.                    3,220          87
  American Axle & Manufacturing
    Holdings, Inc.                       4,400         160
  Eaton Corp.                            2,820         183
  Freeport-McMoRan Copper & Gold,
    Inc., Class B                        1,590          53
  M.D.C. Holdings, Inc.                  2,000         127
  Pitney Bowes, Inc.                     6,080         269
  Rockwell Collins, Inc.                 7,590         253
  Ryland Group, Inc. (The)               3,700         288
  Textron, Inc.                          3,380         201
                                                  --------
                                                     1,621
                                                  --------
COMMUNICATION SERVICES (1.1%)
  Avaya, Inc. *                          8,920         140
  Western Wireless Corp., Class A *      1,300          38
                                                  --------
                                                       178
                                                  --------
COMPUTER SOFTWARE (1.2%)
  Siebel Systems, Inc. *                 6,930          74
  VERITAS Software Corp. *               4,130         114
                                                  --------
                                                       188
                                                  --------
CONSUMER CYCLICALS (13.5%)
  7-Eleven, Inc. *                       6,000         107
  Abercrombie & Fitch Co., Class A       5,500         213
  Bed Bath & Beyond, Inc. *              3,030         117
  Big 5 Sporting Goods Corp. *           3,400          89
  Choice Hotels International, Inc.      4,800         241
  Coach, Inc. *                          2,000          90
  Knight-Ridder, Inc.                    1,800         130
  Limited Brands, Inc.                   2,530          47

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
  Marvel Enterprises, Inc. *             1,525    $     30
  May Department Stores Co. (The)        7,600         209
  McGraw-Hill Cos., Inc. (The)           2,300         176
  New York Times Co. (The), Class A      2,060          92
  RadioShack Corp.                       2,410          69
  Scholastic Corp. *                     3,500         105
  Sears, Roebuck and Co.                 1,700          64
  Staples, Inc.                          3,700         108
  TJX Cos., Inc. (The)                   4,910         119
  Xerox Corp. *                         12,760         185
                                                  --------
                                                     2,191
                                                  --------
CONSUMER STAPLES (4.4%)
  Archer Daniels Midland Co.             2,090          35
  Dollar General Corp.                   5,500         108
  R.J. Reynolds Tobacco Holdings,
    Inc.                                 4,450         300
  YUM! Brands, Inc.                      7,200         268
                                                  --------
                                                       711
                                                  --------
EDUCATIONAL SERVICES (0.3%)
  Universal Technical Institute,
    Inc. *                               1,150          46
                                                  --------
ENERGY (5.3%)
  Amerada Hess Corp.                     3,560         282
  Arch Coal, Inc.                        1,700          62
  Ashland, Inc.                          4,400         232
  Marathon Oil Corp.                     7,660         290
                                                  --------
                                                       866
                                                  --------
FINANCE (23.4%)
  Annaly Mortgage Management, Inc.
    REIT (B)                             7,020         119
  Arch Capital Group Ltd. *                800          32
  Bear Stearns Cos., Inc. (The)            560          47
  Brandywine Realty Trust REIT           2,600          71
  CIGNA Corp.                            4,590         316
  Comerica, Inc.                         4,730         260
  E*TRADE Financial Corp. *              6,790          76
  Equity Office Properties Trust REIT    5,780         157

--------------------------------------------------------------------------------
                                                                     (Unaudited)

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
FINANCE -- CONTINUED
  First Citizens BancShares, Inc.,
    Class A                              1,400    $    171
  Hospitality Properties Trust REIT      6,200         262
  Jefferies Group, Inc.                  2,800          87
  Legg Mason, Inc.                         712          65
  Lexington Corporate Properties
    Trust REIT                           5,150         103
  Lincoln National Corp.                 4,960         234
  M&T Bank Corp.                           910          79
  MBIA, Inc.                             1,100          63
  PartnerRe Ltd.                         2,800         159
  PMI Group, Inc. (The)                  3,270         142
  Principal Financial Group, Inc.        3,490         121
  Radian Group, Inc.                     3,900         187
  Senior Housing Properties Trust
    REIT                                 4,151          70
  Sovereign Bancorp, Inc.                3,730          82
  St. Paul Travelers Cos., Inc. (The)    4,270         173
  Student Loan Corp. (The)               2,200         300
  Union Planters Corp.                   2,600          78
  UnionBanCal Corp.                      1,800         102
  Webster Financial Corp.                5,340         251
                                                  --------
                                                     3,807
                                                  --------
HEALTH CARE (7.6%)
  AmerisourceBergen Corp.                1,670         100
  Anthem, Inc. *                         3,500         313
  Coventry Health Care, Inc. *           1,830          89
  Humana, Inc. *                         5,080          86
  ImClone Systems, Inc. *                1,700         146
  Kinetic Concepts, Inc. *                 900          45
  Laboratory Corp. of America
    Holdings *                           2,680         106
  Medco Health Solutions, Inc. *         2,820         106
  Onyx Pharmaceuticals, Inc. *           1,104          47
  PacifiCare Health Systems, Inc. *      1,520          59
  Sepracor, Inc. *                       2,500         132
                                                  --------
                                                     1,229
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
SEMICONDUCTORS (4.2%)
  Advanced Micro Devices, Inc. *         2,900    $     46
  Altera Corp. *                         3,815          85
  Arrow Electronics, Inc. *              5,880         157
  LSI Logic Corp. *                      7,720          59
  Molex, Inc. (B)                        3,110         100
  National Semiconductor Corp. *         4,700         103
  Sanmina-SCI Corp. *                   13,730         125
                                                  --------
                                                       675
                                                  --------
SERVICES (2.0%)
  Deluxe Corp.                           2,930         127
  H&R Block, Inc.                        3,020         145
  Iron Mountain, Inc. *                  1,000          48
                                                  --------
                                                       320
                                                  --------
TECHNOLOGY (11.1%)
  Apple Computer, Inc. *                 1,530          50
  Avnet, Inc. *                          5,500         125
  BMC Software, Inc. *                   3,140          58
  Computer Associates International,
    Inc.                                 3,260          91
  Corning, Inc. *                       10,700         140
  Electronic Arts, Inc. *                5,200         284
  Electronic Data Systems Corp.          2,750          53
  International Game Technology          2,500          97
  Intuit, Inc. *                         3,320         128
  Monsanto Co.                           7,820         300
  MTC Technologies, Inc. *               1,540          40
  Network Associates, Inc. *             1,830          33
  Novellus Systems, Inc. *               4,150         130
  Storage Technology Corp. *             2,510          73
  SunGard Data Systems, Inc. *           2,100          55
  Symantec Corp. *                       3,160         138
                                                  --------
                                                     1,795
                                                  --------
TRANSPORTATION (2.1%)
  Ryder System, Inc.                     3,600         144
  Southwest Airlines Co.                12,120         204
                                                  --------
                                                       348
                                                  --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

MID-CAP EQUITY FUND--CONCLUDED

----------------------------------------------------------
(Amounts in thousands, except shares)  Shares      Value
----------------------------------------------------------
UTILITIES (7.4%)
  Citizens Communications Co. *          6,810    $     82
  Edison International                   4,530         116
  Equitable Resources, Inc.              6,600         342
  Northeast Utilities                   12,400         241
  UGI Corp.                             10,100         324
  Xcel Energy, Inc.                      6,020         101
                                                  --------
                                                     1,206
                                                  --------
Total Common Stock
  (Cost $13,722)                                    15,910
                                                  --------
SHORT-TERM INVESTMENT (0.9%)
  Boston Global Investment Trust --
    Enhanced Portfolio (A)             151,250         151
                                                  --------
Total Short-Term Investment
  (Cost $151)                                          151
                                                  --------
MONEY MARKET FUNDS (0.6%)
  Federated Prime Money Market
    Obligations                         32,823          33
  Federated Prime Value Money Market
    Fund                                63,080          63
                                                  --------
Total Money Market Funds
  (Cost $96)                                            96
                                                  --------
Total Investments (99.6%)
  (Cost $13,969)                                  $ 16,157
                                                  ========
OTHER ASSETS AND LIABILITIES (0.4%)
  Payable upon Return of Securities Loaned            (151)
  Investment Advisory Fees Payable                      (8)
  Administration Fees Payable                           (5)
  Custodian Fees Payable                                (1)
  Other Assets and Liabilities, Net                    229
                                                  --------
Total Other Assets and Liabilities                      64
                                                  --------

----------------------------------------------------------
(Amounts in thousands, except shares)              Value
----------------------------------------------------------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 1,535,888 outstanding shares of
    beneficial interest)                          $ 17,080
  Accumulated net investment loss                       (4)
  Accumulated net realized loss on investments
                                                    (3,043)
  Net unrealized appreciation on investments         2,188
                                                  --------
Total Net Assets (100.0%)                         $ 16,221
                                                  ========
Net Asset Value, Offering and Redemption Price
  Per Share -- Trust Shares                         $10.56
                                                  ========

* Non-income producing security
REIT -- Real Estate Investment Trust
(A) This security was purchased with cash collateral held from securities lending (see Note 7 in Notes to Financial Statements).
(B) This security or a partial position of the security was on loan at June 30, 2004 (see Note 7 in Notes to Financial Statements). The total value of securities on loan at June 30, 2004 was $147,408.

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                     (Unaudited)

SMALL CAP VALUE EQUITY FUND

------------------------------------------------------------
(Amounts in thousands, except shares)   Shares       Value
------------------------------------------------------------
COMMON STOCK (94.0%)
BASIC MATERIALS (5.1%)
  Agnico-Eagle Mines Ltd.                 15,100    $    199
  Airgas, Inc.                            15,400         368
  Companhia Siderurgica Nacional ADR       7,200          88
  Sappi Ltd. ADR                          13,200         203
  Sociedad Quimica
    y Minera de Chile SA ADR               2,200          90
  United States Steel Corp.                5,500         193
                                                    --------
                                                       1,141
                                                    --------
CAPITAL GOODS (17.3%)
  Baldor Electric Co.                      9,100         212
  BorgWarner, Inc.                         7,600         333
  Briggs & Stratton Corp. (B)              2,900         256
  Cummins, Inc.                            6,200         387
  Embraer-Empresa Brasileira de
    Aeronautica SA ADR (B)                12,413         354
  Harsco Corp.                             4,700         221
  Lennox International, Inc.               8,014         145
  LSI Industries, Inc.                    14,962         172
  Makita Corp. ADR                        19,800         303
  Oshkosh Truck Corp.                      3,900         224
  Quixote Corp.                           10,400         209
  Snap-On, Inc.                            8,100         272
  Tecumseh Products Co., Class A           2,400          99
  Tenaris SA ADR                           2,952          97
  Valmont Industries, Inc.                10,100         231
  Valspar Corp. (The)                      6,500         328
                                                    --------
                                                       3,843
                                                    --------
CONSUMER CYCLICALS (16.1%)
  Bassett Furniture Industries, Inc.       6,400         139
  Benetton Group SpA ADR                  12,200         279
  Blyth, Inc.                              4,700         162
  CBRL Group, Inc.                        10,300         318
  Fairmont Hotels & Resorts, Inc.          8,500         229
  Grupo Elektra, SA de CV ADR              7,400         175
  Intrawest Corp.                         14,200         226

------------------------------------------------------------
(Amounts in thousands, except shares)   Shares       Value
------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
  John H. Harland Co.                      7,000    $    205
  John Wiley & Sons, Inc., Class A         6,300         202
  Lithia Motors, Inc., Class A             8,900         221
  Media General, Inc., Class A             3,200         206
  Movado Group, Inc.                      11,000         190
  Natuzzi SpA ADR                          8,400          90
  Nautilus Group, Inc. (The) (B)          12,500         244
  Pier 1 Imports, Inc.                    13,300         235
  Sturm, Ruger & Co., Inc.                 5,500          67
  United Auto Group, Inc.                  8,700         267
  Winnebago Industries, Inc.               4,600         171
                                                    --------
                                                       3,626
                                                    --------
CONSUMER STAPLES (3.8%)
  Adolph Coors Co., Class B                3,000         217
  Church & Dwight Co., Inc.                7,500         344
  J.M. Smucker Co. (The)                   6,175         283
                                                    --------
                                                         844
                                                    --------
ENERGY (3.0%)
  Arch Coal, Inc.                          7,000         256
  Peabody Energy Corp.                     7,200         403
                                                    --------
                                                         659
                                                    --------
FINANCE (16.7%)
  American Financial Group, Inc.           6,200         190
  Banner Corp.                             3,500         102
  City National Corp.                      3,500         230
  Colonial BancGroup, Inc. (The)          11,800         214
  F.N.B. Corp. (B)                         4,509          92
  FactSet Research Systems, Inc. (B)       7,700         364
  First National Bancshares, Inc. (B)      7,219         137
  Glacier Bancorp, Inc.                    5,738         162
  HCC Insurance Holdings, Inc.             8,100         271
  Horizon Financial Corp.                  7,256         144
  Hub International Ltd.                  19,400         369
  Jefferies Group, Inc.                    7,400         229
  PXRE Group Ltd.                          5,300         134
  Scottish Re Group Ltd. (B)               5,400         126

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

SMALL CAP VALUE EQUITY FUND--CONCLUDED

------------------------------------------------------------
(Amounts in thousands, except shares)   Shares       Value
------------------------------------------------------------
FINANCE -- CONTINUED
  Seacoast Banking Corp. of Florida        6,710    $    140
  StanCorp Financial Group, Inc.           5,600         374
  Washington Federal, Inc. (B)             5,787         139
  West Coast Bancorp (B)                   7,076         152
  Wilmington Trust Corp.                   4,800         179
                                                    --------
                                                       3,748
                                                    --------
HEALTH CARE (8.7%)
  Cambrex Corp.                           12,200         308
  Cooper Cos., Inc. (The)                 12,100         765
  Invacare Corp.                           4,700         210
  Mentor Corp.                            12,100         415
  Perrigo Co.                             13,200         250
                                                    --------
                                                       1,948
                                                    --------
SERVICES (6.9%)
  ABM Industries, Inc.                    10,300         201
  Brink's Co. (The)                       18,300         626
  Chemed Corp.                             4,200         204
  Reynolds and Reynolds Co. (The),
    Class A                               22,300         516
                                                    --------
                                                       1,547
                                                    --------
TECHNOLOGY (11.9%)
  AutoDesk, Inc.                          22,400         959
  Fair Issac Corp.                         5,600         187
  Harris Corp.                            12,777         648
  Helix Technology Corp.                   9,100         194
  Keithley Instruments, Inc.               7,700         171
  Nam Tai Electronics, Inc.               12,800         275
  Premier Farnell PLC ADR                 23,500         215
                                                    --------
                                                       2,649
                                                    --------

------------------------------------------------------------
(Amounts in thousands, except shares)   Shares       Value
------------------------------------------------------------
TRANSPORTATION (3.1%)
  CHC Helicopter Corp., Class A           11,700    $    344
  CP Ships Ltd. (B)                       19,200         342
                                                    --------
                                                         686
                                                    --------
UTILITIES (1.4%)
  ALLETE, Inc.                             9,246         308
                                                    --------
Total Common Stock
  (Cost $15,048)                                      20,999
                                                    --------
SHORT-TERM INVESTMENT (4.7%)
  Boston Global Investment Trust --
    Enhanced Portfolio (A)             1,046,112       1,046
                                                    --------
Total Short-Term Investment
  (Cost $1,046)                                        1,046
                                                    --------
MONEY MARKET FUNDS (6.1%)
  Federated Prime Money Market
    Obligations                          293,710         294
  Federated Prime Value Money Market
    Fund                               1,062,810       1,063
                                                    --------
Total Money Market Funds
  (Cost $1,357)                                        1,357
                                                    --------
Total Investments (104.8%)
  (Cost $17,451)                                    $ 23,402
                                                    ========
OTHER ASSETS AND LIABILITIES (-4.8%)
  Payable upon Return of Securities Loaned            (1,046)
  Investment Advisory Fees Payable                       (13)
  Administration Fees Payable                             (5)
  Custodian Fees Payable                                  (1)
                                                    --------
Total Other Assets and Liabilities                    (1,065)
                                                    --------

--------------------------------------------------------------------------------
                                                                     (Unaudited)

------------------------------------------------------------
(Amounts in thousands, except shares)   Shares       Value
------------------------------------------------------------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 1,382,405 outstanding shares of
    beneficial interest)                            $ 14,907
  Undistributed net investment income                      6
  Accumulated net realized gain on investments
                                                       1,473
  Net unrealized appreciation on investments           5,951
                                                    --------
Total Net Assets (100.0%)                           $ 22,337
                                                    ========
Net Asset Value, Offering and Redemption Price
  Per Share -- Trust Shares                           $16.16
                                                    ========

ADR -- American Depositary Receipt
(A) This security was purchased with cash collateral held from securities lending (see Note 7 in Notes to Financial Statements).
(B) This security or a partial position of the security was on loan at June 30, 2004 (see Note 7 in Notes to Financial Statements). The total value of securities on loan at June 30, 2004 was $1,029,218.

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

VALUE INCOME STOCK FUND

-------------------------------------------------------------
(Amounts in thousands, except shares)   Shares        Value
-------------------------------------------------------------
COMMON STOCK (96.8%)
BASIC MATERIALS (10.3%)
  Air Products and Chemicals, Inc.        13,100    $     687
  Alcoa, Inc.                             21,250          702
  Boise Cascade Corp.                      6,250          235
  Dow Chemical Co. (The)                  13,850          564
  E. I. du Pont de Nemours and Co.        15,800          702
  International Paper Co.                 18,250          816
  PPG Industries, Inc.                     7,400          462
  Rohm and Haas Co.                       10,900          453
                                                    ---------
                                                        4,621
                                                    ---------
CAPITAL GOODS (14.0%)
  American Power Conversion Corp.         18,350          361
  Cintas Corp.                            11,100          529
  Emerson Electric Co.                    10,800          686
  General Electric Co.                    27,800          901
  Honeywell International, Inc.           18,000          659
  Lockheed Martin Corp.                   15,000          781
  Pall Corp.                              13,634          357
  Parker Hannifin Corp.                    8,000          476
  Pitney Bowes, Inc.                       9,750          431
  Rockwell Automation, Inc.                9,691          364
  Rockwell Collins, Inc.                  10,400          347
  Teleflex, Inc.                           7,200          361
                                                    ---------
                                                        6,253
                                                    ---------
COMMUNICATION SERVICES (5.4%)
  ALLTEL Corp.                             9,000          456
  CenturyTel, Inc.                        11,150          335
  SBC Communications, Inc.                31,600          766
  Verizon Communications, Inc.            23,490          850
                                                    ---------
                                                        2,407
                                                    ---------
CONSUMER CYCLICALS (9.8%)
  Gannett Co., Inc.                        6,900          585
  Leggett & Platt, Inc.                   12,850          343
  Masco Corp.                             14,650          457
  Mattel, Inc.                            24,950          455

-------------------------------------------------------------
(Amounts in thousands, except shares)   Shares        Value
-------------------------------------------------------------
CONSUMER CYCLICALS -- CONTINUED
  May Department Stores Co. (The)         15,600    $     429
  McGraw-Hill Cos., Inc. (The)             6,100          467
  Outback Steakhouse, Inc.                 7,750          321
  Pier 1 Imports, Inc.                    17,400          308
  Viacom, Inc., Class B                   17,300          618
  Walt Disney Co. (The)                   15,700          400
                                                    ---------
                                                        4,383
                                                    ---------
CONSUMER STAPLES (8.6%)
  Clorox Co. (The)                         8,400          452
  Colgate-Palmolive Co.                   11,450          668
  Dollar General Corp.                    24,100          471
  General Mills, Inc.                     10,450          497
  H.J. Heinz Co.                          11,700          459
  Kimberly-Clark Corp.                     6,650          438
  PepsiCo, Inc.                            8,700          469
  Wal-Mart Stores, Inc.                    7,800          412
                                                    ---------
                                                        3,866
                                                    ---------
ENERGY (8.1%)
  Baker Hughes, Inc.                      12,850          484
  BP PLC ADR                              12,100          648
  Exxon Mobil Corp.                       20,700          920
  GlobalSantaFe Corp.                     17,150          454
  Royal Dutch Petroleum Co. ADR           13,100          677
  Unocal Corp.                            11,900          452
                                                    ---------
                                                        3,635
                                                    ---------
FINANCE (25.0%)
  A. G. Edwards, Inc.                     12,200          415
  Alliance Capital Management Holding
    LP                                     4,328          147
  Allstate Corp. (The)                    10,400          484
  American Express Co.                     6,550          337
  American International Group, Inc.       4,505          321
  Astoria Financial Corp.                  6,050          221
  Bank of America Corp.                   10,300          872
  Bank of New York Co., Inc. (The)        15,000          442

--------------------------------------------------------------------------------
                                                                     (Unaudited)

-------------------------------------------------------------
(Amounts in thousands, except shares)   Shares        Value
-------------------------------------------------------------
FINANCE -- CONTINUED
  Citigroup, Inc.                         17,700    $     823
  Comerica, Inc.                           6,120          336
  FirstMerit Corp.                         8,894          235
  Goldman Sachs Group, Inc. (The)          4,950          466
  Huntington Bancshares, Inc.             14,850          340
  KeyCorp                                 11,200          335
  Lehman Brothers Holdings, Inc.           9,500          715
  Marsh & McLennan Cos., Inc.              9,900          449
  Mellon Financial Corp.                  22,000          645
  Merrill Lynch & Co., Inc.               10,600          572
  MetLife, Inc.                            9,250          332
  National City Corp.                      9,550          334
  Nationwide Financial Services,
    Inc., Class A                          9,192          346
  Provident Financial Services, Inc.      12,900          226
  Regions Financial Corp.                  9,097          332
  Safeco Corp.                            10,000          440
  South Financial Group, Inc. (The)        8,051          228
  Wachovia Corp.                          17,300          770
                                                    ---------
                                                       11,163
                                                    ---------
HEALTH CARE (6.7%)
  Abbott Laboratories                     15,700          640
  Health Management Associates, Inc.,
    Class A                               15,450          346
  Johnson & Johnson                       11,800          657
  Pfizer, Inc.                            21,750          747
  Wyeth                                   16,800          607
                                                    ---------
                                                        2,997
                                                    ---------
SEMICONDUCTORS (0.8%)
  Intersil Corp., Class A                 16,700          362
                                                    ---------
TECHNOLOGY (5.6%)
  Automatic Data Processing, Inc.          7,850          329
  Diebold, Inc.                            6,700          354

-------------------------------------------------------------
(Amounts in thousands, except shares)   Shares        Value
-------------------------------------------------------------
TECHNOLOGY -- CONTINUED
  Harris Corp.                             6,900    $     350
  Hewlett-Packard Co.                     20,700          437
  Microsoft Corp.                         17,100          488
  Nokia Corp. ADR                         23,700          345
  Royal Philips Electronics NV ADR         7,700          209
                                                    ---------
                                                        2,512
                                                    ---------
TRANSPORTATION (0.8%)
  Norfolk Southern Corp.                  13,200          350
                                                    ---------
UTILITIES (1.7%)
  FPL Group, Inc.                          6,800          435
  Progress Energy, Inc.                    7,650          337
                                                    ---------
                                                          772
                                                    ---------
Total Common Stock
  (Cost $38,113)                                       43,321
                                                    ---------
MONEY MARKET FUND (2.9%)
  Federated Prime Value Money Market
    Fund                               1,318,592        1,319
                                                    ---------
Total Money Market Fund
  (Cost $1,319)                                         1,319
                                                    ---------
Total Investments (99.7%)
  (Cost $39,432)                                    $  44,640
                                                    =========
OTHER ASSETS AND LIABILITIES (0.3%)
  Investment Advisory Fees Payable                        (24)
  Administration Fees Payable                              (5)
  Custodian Fees Payable                                   (2)
  Trustee Fees Payable                                     (1)
  Other Assets and Liabilities, Net                       175
                                                    ---------
Total Other Assets and Liabilities                        143
                                                    ---------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

VALUE INCOME STOCK FUND--CONCLUDED

-------------------------------------------------------------
(Amounts in thousands, except shares)                Value
-------------------------------------------------------------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 3,389,952 outstanding shares of
    beneficial interest)                            $  53,134
  Undistributed net investment income                       9
  Accumulated net realized loss on investments        (13,568)
  Net unrealized appreciation on investments            5,208
                                                    ---------
Total Net Assets (100.0%)                           $  44,783
                                                    =========
Net Asset Value, Offering and Redemption Price
  Per Share -- Trust Shares                            $13.21
                                                    =========

ADR -- American Depositary Receipt

    The accompanying notes are an integral part of the financial statements.

--------------------------------------------------------------------------------
                                                                     (Unaudited)

INVESTMENT GRADE BOND FUND

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
CORPORATE OBLIGATIONS (54.0%)
AUTOMOTIVE (1.6%)
  DaimlerChrysler AG,
    4.750%, 01/15/08                            95        $     96
  Ford Motor Co.,
    7.450%, 07/16/31                           100              95
  General Motors Corp.,
    8.375%, 07/15/33                           100             106
                                                          --------
                                                               297
                                                          --------
BANKS (5.8%)
  Bank One Corp.,
    5.500%, 03/26/07                            90              95
  Bank of America,
    6.500%, 03/15/06                           275             290
  NB Capital Corp.,
    8.250%, 04/15/27                           200             222
  Wells Fargo & Co.,
    3.500%, 04/04/08                           285             281
  Wells Fargo & Co. Capital I,
    7.960%, 12/15/26                           150             167
                                                          --------
                                                             1,055
                                                          --------
BROADCASTING (2.7%)
  British Sky Broadcasting Group PLC,
    8.200%, 07/15/09                            80              92
  Comcast Corp.,
    6.500%, 01/15/15                            85              88
  Cox Communications, Inc.,
    7.125%, 10/01/12                            90              99
  Liberty Media Corp.,
    3.500%, 09/25/06                           115             114
  Univision Communications, Inc.,
    3.500%, 10/15/07                           105             104
                                                          --------
                                                               497
                                                          --------

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
FINANCE (13.9%)
  Boeing Capital Corp.,
    6.500%, 02/15/12                           170        $    183
  CIT Group, Inc.,
    4.125%, 02/21/06                           275             280
  CitiCorp Capital I,
    7.933%, 02/15/27                           175             191
  General Electric Capital Corp.,
    3.500%, 05/01/08                           375             370
  Golden West Financial Corp.,
    4.125%, 08/15/07                           100             101
  Household Financial Corp.,
    5.750%, 01/30/07                           185             194
  International Lease Finance Corp.,
    3.750%, 08/01/07                           295             294
  MBNA America Bank,
    5.375%, 01/15/08                            85              89
  National Rural Utilities
    Cooperative Finance Corp.,
    3.000%, 02/15/06                           275             275
  Prudential Financial, Inc.,
    4.750%, 04/01/14                           195             182
  Textron Financial Corp., Series E,
    MTN,
    2.750%, 06/01/06                            80              79
  Washington Mutual Financial,
    8.250%, 06/15/05                           180             189
  Washington Mutual Financial,
    4.625%, 04/01/14                            95              87
                                                          --------
                                                             2,514
                                                          --------
FOOD, BEVERAGE & TOBACCO (2.2%)
  Albertson's, Inc.,
    7.500%, 02/15/11                            80              90
  Kraft Foods, Inc.,
    5.250%, 10/01/13                           110             107

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

INVESTMENT GRADE BOND FUND--CONTINUED

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
FOOD, BEVERAGE & TOBACCO -- CONTINUED
  Kroger Co., (The),
    7.800%, 08/15/07                            90        $    100
  Safeway, Inc.,
    6.150%, 03/01/06                           105             110
                                                          --------
                                                               407
                                                          --------
INDUSTRIAL (9.7%)
  Alcan, Inc.,
    6.125%, 12/15/33                           200             194
  Anadarko Petroleum Corp.,
    3.250%, 05/01/08                           115             112
  AOL Time Warner, Inc.,
    6.750%, 04/15/11                            85              92
  Computer Sciences Corp.,
    7.500%, 08/08/05                           185             194
  Conoco, Inc.,
    6.950%, 04/15/29                           200             219
  Devon Financing Corp.,
    6.875%, 09/30/11                            80              87
  First Data Corp.,
    3.375%, 08/01/08                           130             127
  International Paper Co.,
    6.750%, 09/01/11                            95             103
  Kerr-McGee Corp.,
    5.875%, 09/15/06                            90              94
  Masco Corp.,
    5.875%, 07/15/12                           100             104
  Petroleos Mexicanos,
    9.250%, 03/30/18                           100             111
  Westinghouse Electric Co. LLC,
    7.875%, 09/01/23                           100             116
  Weyerhaeuser Co.,
    7.950%, 03/15/25                           100             112
  Wyeth,
    6.500%, 02/01/34                            95              90
                                                          --------
                                                             1,755
                                                          --------

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
INSURANCE (1.3%)
  Fund American,
    5.875%, 05/15/13                            95        $     95
  Metlife, Inc.,
    3.911%, 05/15/05                            35              35
  Safeco Corp.,
    6.875%, 07/15/07                            90              98
                                                          --------
                                                               228
                                                          --------
INVESTMENT BANKERS/BROKER DEALERS (7.7%)
  Bear, Stearns & Co. Inc.,
    4.000%, 01/31/08                           280             279
  Citigroup Global Markets,
    6.500%, 02/15/08                           200             217
  Goldman Sachs Capital I,
    6.345%, 02/15/34                           280             263
  JP Morgan Chase & Co.,
    5.250%, 05/30/07                           180             188
  Merrill Lynch & Co., Inc., Series
    B, MTN,
    3.375%, 09/14/07                           285             282
  Morgan Stanley,
    3.625%, 04/01/08                           185             182
                                                          --------
                                                             1,411
                                                          --------
REAL ESTATE (1.1%)
  EOP Operating LP,
    8.375%, 03/15/06                            90              98
  Simon Property Group LP,
    6.375%, 11/15/07                            90              96
                                                          --------
                                                               194
                                                          --------
RETAIL (0.6%)
  May Department Stores Co., (The),
    7.450%, 09/15/11                            90             101
                                                          --------

--------------------------------------------------------------------------------
                                                                     (Unaudited)

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
TELEPHONES & TELECOMMUNICATIONS (3.8%)
  British Telecom PLC,
    7.875%, 12/15/05                            45        $     48
  Deutsche Telekom AG,
    8.750%, 06/15/30                            80              97
  Sprint Capital Corp.,
    7.625%, 01/30/11                            90              99
  U.S. Cellular Corp.,
    6.700%, 12/15/33                            95              90
  Verizon Global Funding,
    7.250%, 12/01/10                           245             275
  Verizon Global Funding,
    7.750%, 12/01/30                            80              90
                                                          --------
                                                               699
                                                          --------
TRANSPORTATION (1.1%)
  Norfolk Southern Corp.,
    7.800%, 05/15/27                           100             116
  Union Pacific Corp.,
    5.750%, 10/15/07                            85              89
                                                          --------
                                                               205
                                                          --------
UTILITIES (2.5%)
  Alabama Power Co., Series X,
    3.125%, 05/01/08                            75              73
  Carolina Power & Light Co.,
    6.500%, 07/15/12                           100             107
  Pacific Gas & Electric Co.,
    6.050%, 03/01/34                           100              94
  PacifiCorp,
    6.900%, 11/15/11                            75              84
  Southern California Edison Co.,
    8.000%, 02/15/07                            90              99
                                                          --------
                                                               457
                                                          --------
Total Corporate Obligations
  (Cost $9,930)                                              9,820
                                                          --------

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS (11.0%)
  U.S. Treasury Bonds
    6.250%, 08/15/23                           620        $    687
    5.375%, 02/15/31 (B)                     1,040           1,048
  U.S. Treasury Note
    4.375%, 08/15/12                           260             259
                                                          --------
Total U.S. Treasury Obligations
  (Cost $2,025)                                              1,994
                                                          --------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS (15.9%)
  FHLMC
    5.250%, 01/15/06                           215             223
    3.875%, 01/12/09                           200             197
    5.875%, 03/21/11                           365             384
    5.200%, 03/05/19                           210             197
  FNMA
    6.000%, 09/01/17                           176             183
    4.500%, 06/01/18                           402             394
    6.500%, 07/01/32                            90              94
    6.500%, 12/01/32                           181             189
    5.000%, 06/01/33                           609             589
  GNMA
    8.500%, 04/15/31                           114             125
    8.000%, 08/15/31                           154             169
    8.000%, 09/15/31                           143             157
                                                          --------
Total U.S. Government Mortgage-Backed Obligations
  (Cost $2,927)                                              2,901
                                                          --------
U.S. GOVERNMENT AGENCY OBLIGATIONS (3.6%)
  FHLB
    2.625%, 05/15/07                           385             376
  SLMA
    3.625%, 03/17/08                           285             281
                                                          --------
Total U.S. Government Agency Obligations
  (Cost $663)                                                  657
                                                          --------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

INVESTMENT GRADE BOND FUND--CONCLUDED

------------------------------------------------------------------
(Amounts in thousands, except shares) Principal Amount     Value
------------------------------------------------------------------
ASSET-BACKED OBLIGATIONS (6.8%)
  Capital Auto Receivables Asset
    Trust, Series 2002-4, Class A4,
    2.640%, 03/17/08                           200        $    199
  Citibank Credit Card Issuance
    Trust, Series 2004-A1, Class A1,
    2.550%, 01/20/09                           405             397
  GE Capital Commercial Mortgage
    Corp., Series 2002-1A, Class A3,
    6.269%, 12/10/35                           235             252
  Harley-Davidson Motorcycle Trust,
    Series 2002-2, Class A2,
    3.090%, 06/15/10                           110             111
  JPMorgan Chase Commercial Mortgage
    Securities, Series 2004-CB8,
    Class A4,
    4.404%, 01/12/39                           295             274
                                                          --------
Total Asset-Backed Obligations
  (Cost $1,247)                                              1,233
                                                          --------
FOREIGN GOVERNMENT DEBT SECURITIES (2.0%)
CANADA (1.5%)
  Province of Quebec, Series NN,
    7.125%, 02/09/24                           240             276
                                                          --------
MEXICO (0.5%)
  United Mexican States,
    4.625%, 10/08/08                            95              94
                                                          --------
Total Foreign Government Debt Securities
  (Cost $381)                                                  370
                                                          --------
------------------------------------------------------------------
(Amounts in thousands, except shares)     Shares          Value
------------------------------------------------------------------
SHORT-TERM INVESTMENT (5.7%)
  Boston Global Investment
    Trust -- Enhanced Portfolio (A)      1,035,000        $  1,035
                                                          --------
Total Short-Term Investment
  (Cost $1,035)                                              1,035
                                                          --------
MONEY MARKET FUNDS (5.4%)
  Federated Prime Money Market
    Obligations                            136,597             137
  Federated Prime Value Money Market
    Fund                                   854,556             854
                                                          --------
Total Money Market Funds
  (Cost $991)                                                  991
                                                          --------
Total Investments (104.4%)
  (Cost $19,199)                                          $ 19,001
                                                          --------
OTHER ASSETS AND LIABILITIES (-4.4%)
  Payable upon Return of Securities Loaned                  (1,035)
  Administration Fees Payable                                   (5)
  Investment Advisory Fees Payable                              (4)
  Custodian Fees Payable                                        (1)
  Other Assets and Liabilities, Net                            254
                                                          --------
Total Other Assets and Liabilities                            (791)
                                                          --------

--------------------------------------------------------------------------------
                                                                     (Unaudited)

--------------------------------------------------------------
(Amounts in thousands, except
shares)                                                Value
--------------------------------------------------------------
NET ASSETS:
  Paid in Capital -- Trust Shares
    (unlimited authorization -- no par value)
    based on 1,814,398 outstanding shares of
    beneficial interest)                              $ 18,784
  Accumulated net investment loss                          (11)
  Accumulated net realized loss on investments            (365)
  Net unrealized depreciation on investments              (198)
                                                      --------
Total Net Assets (100.0%)                             $ 18,210
                                                      ========
Net Asset Value, Offering and Redemption Price Per
  Share -- Trust Shares                                 $10.04
                                                      ========

FHLB -- Federal Home Loan Bank
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
MTN -- Medium Term Note
SLMA -- Student Loan Marketing Association
(A) This security was purchased with cash collateral held from securities lending (see Note 7 in Notes to Financial Statements).
(B) This security or a partial position of the security was on loan at June 30, 2004 (see Note 7 in Notes to Financial Statements). The total value of securities on loan at June 30, 2004 was $1,008,555.

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF OPERATIONS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  For the Six Month Period Ended June 30, 2004
                                                                     (Unaudited)

                                                                                         Small Cap    Value
                                     Capital        Growth     International   Mid-Cap     Value     Income    Investment
                                   Appreciation   and Income      Equity       Equity     Equity      Stock      Grade
                                       Fund          Fund          Fund         Fund       Fund       Fund     Bond Fund
                                   ------------   ----------   -------------   -------   ---------   -------   ----------
Investment Income:
  Dividend Income................    $   273         $ 95          $ 112       $  138     $  174     $   504     $   2
  Interest Income................         --           --             --           --         --          --       405
  Income from Securities
    Lending......................          2           --              1            1          3           1         2
  Less: Foreign Taxes Withheld...         --           --            (14)          --         (5)         (4)       --
                                     -------         ----          -----       ------     ------     -------     -----
  Total Investment Income........        275           95             99          139        172         501       409
                                     -------         ----          -----       ------     ------     -------     -----
Expenses:
  Investment Advisory Fees.......        337           46             42           93        121         181        71
  Administration Fees............         31           31             37           31         31          31        31
  Custodian Fees.................         13            2             41            4          5          10         4
  Professional Fees..............         26            5              2            7          9          20         8
  Transfer Agent Fees and
    Out-of-Pocket Expenses.......         13            2              1            4          5          10         4
  Printing Fees..................          8            1              1            2          3           6         2
  Trustee Fees...................          4            1              1            1          1           3         1
  Other Fees.....................          3            1              6            1          1           3         2
                                     -------         ----          -----       ------     ------     -------     -----
  Total Expenses.................        435           89            131          143        176         264       123
  Less: Investment Advisory Fees
        Waived...................        (98)         (28)           (42)         (50)       (50)        (49)      (51)
        Reimbursement by
        Investment Adviser.......         --           --            (35)          --         --          --        --
                                     -------         ----          -----       ------     ------     -------     -----
  Net Expenses...................        337           61             54           93        126         215        72
                                     -------         ----          -----       ------     ------     -------     -----
  Net Investment Income (Loss)...        (62)          34             45           46         46         286       337
                                     -------         ----          -----       ------     ------     -------     -----
Net Realized and Unrealized Gain
  (Loss) on Investments and
  Foreign Currency:
    Net Realized Gain on
      Securities Sold............      6,169          255            427        1,055      1,936       3,665       179
    Net Realized Gain on Foreign
      Currency Transactions......         --           --              2           --         --          --        --
    Net Change in Unrealized
      Depreciation on Foreign
      Currency and Translation of
      Other Assets and
      Liabilities in Foreign
      Currency...................         --           --             (1)          --         --          --        --
    Net Change in Unrealized
      Appreciation (Depreciation)
      on Investments.............     (4,267)         174           (240)        (555)       (63)     (1,517)     (599)
                                     -------         ----          -----       ------     ------     -------     -----
  Total Net Realized and
    Unrealized Gain (Loss) on
    Investments and Foreign
    Currency.....................      1,902          429            188          500      1,873       2,148      (420)
                                     -------         ----          -----       ------     ------     -------     -----
  Net Increase (Decrease) in Net
    Assets from Operations.......    $ 1,840         $463          $ 233       $  546     $1,919     $ 2,434     $ (83)
                                     =======         ====          =====       ======     ======     =======     =====

Amounts designated as "--" are $0 or have been rounded to $0.
    The accompanying notes are an integral part of the financial statements.

                      (This page intentionally left blank)

STATEMENTS OF CHANGES IN NET ASSETS (000)
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST For the Six Month Period Ended June 30, 2004 (Unaudited) and the Year Ended December 31, 2003

                                                                   Capital                      Growth and
                                                              Appreciation Fund                Income Fund
                                                           ------------------------      ------------------------
                                                           01/01/04-      01/01/03-      01/01/04-      01/01/03-
                                                           06/30/04       12/31/03       06/30/04       12/31/03
                                                           ---------      ---------      ---------      ---------
Operations:
  Net Investment Income (Loss)...........................   $   (62)      $   (114)       $    34        $   55
  Net Realized Gain (Loss) on Securities Sold and Foreign
    Currency Transactions................................     6,169          1,824            255          (122)
  Net Change in Unrealized Appreciation (Depreciation) on
    Foreign Currency and Translation of Other Assets and
    Liabilities in Foreign Currency......................        --             --             --            --
  Net Change in Unrealized Appreciation (Depreciation) on
    Investments..........................................    (4,267)         7,612            174         1,681
                                                            -------       --------        -------        ------
  Net Increase (Decrease) in Net Assets from
    Operations...........................................     1,840          9,322            463         1,614
                                                            -------       --------        -------        ------
Dividends to Shareholders:
  Net Investment Income..................................        --             --            (30)          (55)
                                                            -------       --------        -------        ------
Capital Transactions:
  Proceeds from Shares Issued............................     2,599          6,106          1,978         3,881
  Reinvestment of Cash Distributions.....................        --             --             30            55
  Cost of Shares Redeemed................................    (6,180)       (12,779)          (691)         (651)
                                                            -------       --------        -------        ------
  Increase (Decrease) in Net Assets from Capital
    Transactions.........................................    (3,581)        (6,673)         1,317         3,285
                                                            -------       --------        -------        ------
  Total Increase (Decrease) in Net Assets................    (1,741)         2,649          1,750         4,844
                                                            -------       --------        -------        ------
Net Assets:
  Beginning of Period....................................    59,367         56,718          9,198         4,354
                                                            -------       --------        -------        ------
  End of Period..........................................   $57,626       $ 59,367        $10,948        $9,198
                                                            =======       ========        =======        ======
Accumulated Net Investment Income/(Loss).................   $   (62)      $     --        $     4        $   --
                                                            =======       ========        =======        ======
Shares Issued and Redeemed:
  Shares Issued..........................................       166            436            191           441
  Shares Issued in Lieu of Cash Distributions............        --             --              3             6
  Shares Redeemed........................................      (395)          (943)           (67)          (77)
                                                            -------       --------        -------        ------
  Total Increase (Decrease) in Net Share Transactions....      (229)          (507)           127           370
                                                            =======       ========        =======        ======

Amounts designated as "--" are $0 or have been rounded to $0.

--------------------------------------------------------------------------------

        International              Mid-Cap                Small Cap             Value Income          Investment Grade
         Equity Fund             Equity Fund          Value Equity Fund          Stock Fund               Bond Fund
    ---------------------   ---------------------   ---------------------   ---------------------   ---------------------
    01/01/04-   01/01/03-   01/01/04-   01/01/03-   01/01/04-   01/01/03-   01/01/04-   01/01/03-   01/01/04-   01/01/03-
    06/30/04    12/31/03    06/30/04    12/31/03    06/30/04    12/31/03    06/30/04    12/31/03    06/30/04    12/31/03
    ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------   ---------
     $   45      $    57     $    46     $    84     $    46     $    92     $   286    $    637     $   337     $   730
        429         (184)      1,055       1,350       1,936         633       3,665      (1,482)        179         614
         (1)          (3)         --          --          --          --          --          --          --          --
       (240)       2,060        (555)      2,274         (63)      4,885      (1,517)      9,588        (599)       (572)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
        233        1,930         546       3,708       1,919       5,610       2,434       8,743         (83)        772
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
         --          (47)        (50)        (86)        (40)        (93)       (277)       (637)       (349)       (821)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
        262          202       1,237       1,755       1,418       1,064       2,389       2,923         958       2,662
         --           47          50          86          40          93         277         637         412         821
       (896)      (1,442)     (1,744)     (3,243)     (1,381)     (1,579)     (5,524)    (10,081)     (3,044)     (6,244)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
       (634)      (1,193)       (457)     (1,402)         77        (422)     (2,858)     (6,521)     (1,674)     (2,761)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
       (401)         690          39       2,220       1,956       5,095        (701)      1,585      (2,106)     (2,810)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
      6,920        6,230      16,182      13,962      20,381      15,286      45,484      43,899      20,316      23,126
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
     $6,519      $ 6,920     $16,221     $16,182     $22,337     $20,381     $44,783    $ 45,484     $18,210     $20,316
     ======      =======     =======     =======     =======     =======     =======    ========     =======     =======
     $  140      $    95     $    (4)    $    --     $     6     $    --     $     9    $     --     $   (11)    $     1
     ======      =======     =======     =======     =======     =======     =======    ========     =======     =======
         28           28         118         194          91          85         184         266          94         258
         --            6           5           9           3           8          22          57          40          80
        (93)        (201)       (168)       (383)        (89)       (137)       (427)       (937)       (297)       (608)
     ------      -------     -------     -------     -------     -------     -------    --------     -------     -------
        (65)        (167)        (45)       (180)          5         (44)       (221)       (614)       (163)       (270)
     ======      =======     =======     =======     =======     =======     =======    ========     =======     =======

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST For the Six Month Period Ended June 30, 2004 (Unaudited) and the Periods Ended December 31,
For a Share Outstanding Throughout Each Year or Period

                                                        Net            Net Realized and
                              Net Asset Value,      Investment     Unrealized Gains (Losses)   Total from      Dividends from
                             Beginning of Period   Income (Loss)        on Investments         Operations   Net Investment Income
                             -------------------   -------------   -------------------------   ----------   ---------------------
CAPITAL APPRECIATION FUND
          2004*                    $15.41             $(0.02)               $ 0.51               $ 0.49            $   --
          2003                      13.01              (0.03)                 2.43                 2.40                --
          2002                      17.48              (0.07)                (3.74)               (3.81)               --
          2001                      20.02              (0.05)                (1.27)               (1.32)               --
          2000                      20.27               0.03                  0.65                 0.68             (0.03)
          1999                      20.04               0.04                  1.65                 1.69             (0.04)
GROWTH AND INCOME FUND
          2004*                    $10.10             $ 0.03                $ 0.45               $ 0.48            $(0.03)
          2003                       8.05               0.08                  2.04                 2.12             (0.07)
          2002                      10.21               0.06                 (2.16)               (2.10)            (0.06)
          2001                      10.86               0.04                 (0.65)               (0.61)            (0.04)
          2000                      10.00               0.07                  0.86                 0.93             (0.07)
          1999(1)                   10.00                 --                    --                   --                --
INTERNATIONAL EQUITY FUND
          2004*                    $ 9.43             $ 0.08                $ 0.24               $ 0.32            $   --
          2003                       6.92               0.07                  2.50                 2.57             (0.06)
          2002                       8.55               0.02                 (1.61)               (1.59)               --
          2001                      10.36                 --                 (1.80)               (1.80)               --
          2000                      13.93               0.08                 (0.58)               (0.50)               --
          1999                      13.05               0.03                  1.11                 1.14             (0.07)
MID-CAP EQUITY FUND
          2004*                    $10.23             $ 0.03                $ 0.33               $ 0.36            $(0.03)
          2003                       7.93               0.05                  2.30                 2.35             (0.05)
          2002                      11.09              (0.04)                (3.11)               (3.15)               --
          2001                      13.30                 --                 (0.19)               (0.19)               --
          2000                      15.20              (0.04)                (0.13)               (0.17)               --
          1999                      13.56              (0.03)                 1.90                 1.87                --
SMALL CAP VALUE EQUITY FUND
          2004*                    $14.80             $ 0.03                $ 1.36               $ 1.39            $(0.03)
          2003                      10.75               0.07                  4.05                 4.12             (0.07)
          2002                      10.94               0.06                 (0.19)               (0.13)            (0.06)
          2001                       9.12               0.12                  1.82                 1.94             (0.12)
          2000                       7.97               0.14                  1.15                 1.29             (0.14)
          1999                       8.48               0.10                 (0.51)               (0.41)            (0.10)
VALUE INCOME STOCK FUND
          2004*                    $12.60             $ 0.08                $ 0.61               $ 0.69            $(0.08)
          2003                      10.39               0.17                  2.21                 2.38             (0.17)
          2002                      12.70               0.16                 (2.31)               (2.15)            (0.16)***
          2001                      13.06               0.16                 (0.32)               (0.16)            (0.20)
          2000                      13.23               0.26                  0.98                 1.24             (0.26)
          1999                      15.08               0.29                 (0.63)               (0.34)            (0.29)
INVESTMENT GRADE BOND FUND
          2004*                    $10.27             $ 0.18                $(0.22)              $(0.04)           $(0.19)
          2003                      10.29               0.34                  0.02                 0.36             (0.38)
          2002                      10.05               0.44                  0.28                 0.72             (0.48)
          2001                       9.69               0.52                  0.36                 0.88             (0.52)
          2000                       9.73               0.62                 (0.04)                0.58             (0.62)
          1999                      10.58               0.56                 (0.73)               (0.17)            (0.56)

                                                          Total
                               Distributions from     Dividends and
                             Realized Capital Gains   Distributions
                             ----------------------   -------------
CAPITAL APPRECIATION FUND
          2004*                      $   --              $   --
          2003                           --                  --
          2002                        (0.66)              (0.66)
          2001                        (1.22)              (1.22)
          2000                        (0.90)              (0.93)
          1999                        (1.42)              (1.46)
GROWTH AND INCOME FUND
          2004*                      $   --              $(0.03)
          2003                           --               (0.07)
          2002                           --               (0.06)
          2001                           --               (0.04)
          2000                           --               (0.07)
          1999(1)                        --                  --
INTERNATIONAL EQUITY FUND
          2004*                      $   --              $   --
          2003                           --               (0.06)
          2002                        (0.04)              (0.04)
          2001                        (0.01)              (0.01)
          2000                        (3.07)              (3.07)
          1999                        (0.19)              (0.26)
MID-CAP EQUITY FUND
          2004*                      $   --              $(0.03)
          2003                           --               (0.05)
          2002                        (0.01)              (0.01)
          2001                        (2.02)              (2.02)
          2000                        (1.73)              (1.73)
          1999                        (0.23)              (0.23)
SMALL CAP VALUE EQUITY FUND
          2004*                      $   --              $(0.03)
          2003                           --               (0.07)
          2002                           --               (0.06)
          2001                           --                0.12
          2000                           --               (0.14)
          1999                           --               (0.10)
VALUE INCOME STOCK FUND
          2004*                      $   --              $(0.08)
          2003                           --               (0.17)
          2002                           --               (0.16)
          2001                           --               (0.20)
          2000                        (1.15)              (1.41)
          1999                        (1.22)              (1.51)
INVESTMENT GRADE BOND FUND
          2004*                      $   --              $(0.19)
          2003                           --               (0.38)
          2002                           --               (0.48)
          2001                           --               (0.52)
          2000                           --               (0.62)
          1999                        (0.12)              (0.68)

 + Returns are for the period indicated and have not been annualized.
 * For the six months ended June 30, 2004. All ratios for the period have been annualized.
 **Total return would have been (18.70)% without the payment by affiliate.
   During the fiscal year ended December 31, 2002, the International Equity Fund was reimbursed by the Adviser for losses incurred of $5,807 due to the sale of shares in several registered investment companies which were inadvertently purchased in excess of the amount permitted under applicable Securities and Exchange Commission rules.
 ***
   Includes Return of Capital of $0.0049 per share.
 (1)
   Commenced operations on December 30, 1999. All ratios for the period have been annualized.

Amounts designated as "-- " are either $0 or have been rounded to $0.

--------------------------------------------------------------------------------

     Net Assets,                                               Ratio of              Ratio of Net
       Value,                           Net Assets,        Net Expenses to     Investment Income (Loss)
    End of Period   Total Return+   End of Period (000)   Average Net Assets    to Average Net Assets
    -------------   -------------   -------------------   ------------------   ------------------------
       $15.90            3.18%           $ 57,626                1.15%                  (0.21)%
        15.41           18.45              59,367                1.15                   (0.21)
        13.01          (21.89)             56,718                1.15                   (0.41)
        17.48           (5.34)             86,499                1.15                   (0.30)
        20.02            3.07             101,964                1.15                    0.17
        20.27            8.73             134,072                1.15                    0.20
       $10.55            4.75%           $ 10,948                1.20%                   0.68%
        10.10           26.49               9,198                1.20                    0.92
         8.05          (20.59)              4,354                1.20                    0.68
        10.21           (5.57)              4,278                1.20                    0.47
        10.86            9.32               1,784                1.20                    0.69
        10.00              --                  10                1.20                      --
       $ 9.75            3.39%           $  6,519                1.60%                   1.37%
         9.43           37.31               6,920                1.60                    0.99
         6.92          (18.58)**            6,230                1.60                    0.27
         8.55          (17.40)              9,544                1.60                    0.25
        10.36           (3.43)             11,972                1.60                    0.64
        13.93            8.81              18,268                1.60                    0.42
       $10.56            3.55%           $ 16,221                1.15%                   0.56%
        10.23           29.72              16,182                1.15                    0.60
         7.93          (28.45)             13,962                1.15                   (0.32)
        11.09            2.72              21,938                1.15                    0.04
        13.30           (2.93)             23,714                1.15                   (0.18)
        15.20           14.00              30,744                1.15                   (0.20)
       $16.16            9.39%           $ 22,337                1.20%                   0.43%
        14.80           38.44              20,381                1.20                    0.56
        10.75           (1.20)             15,286                1.20                    0.55
        10.94           21.48              13,775                1.20                    1.05
         9.12           16.37              10,513                1.20                    1.69
         7.97           (4.78)             11,047                1.20                    1.23
       $13.21            5.49%           $ 44,783                0.95%                   1.26%
        12.60           23.12              45,484                0.95                    1.52
        10.39          (16.98)             43,899                0.95                    1.37
        12.70           (1.14)             63,102                0.95                    1.20
        13.06           10.43              67,594                0.95                    2.01
        13.23           (3.00)            101,741                0.95                    1.95
       $10.04           (0.45)%          $ 18,210                0.75%                   3.53%
        10.27            3.51              20,316                0.75                    3.66
        10.29            7.40              23,126                0.75                    4.33
        10.05            9.20              19,559                0.75                    5.15
         9.69            6.32              16,890                0.75                    6.54
         9.73           (1.67)             21,733                0.75                    5.56

               Ratio of Expenses
             to Average Net Assets              Portfolio
     (Excluding Waivers and Reimbursements)   Turnover Rate
     --------------------------------------   -------------
                      1.49%                         41%
                      1.50                          91
                      1.46                          67
                      1.44                          88
                      1.38                         105
                      1.36                         168
                      1.75%                         17%
                      2.20                          22
                      2.56                          51
                      3.22                          27
                      8.04                          34
                      1.20                          --
                      3.91%                         37%
                      3.91                          75
                      2.59                         115
                      2.32                          92
                      2.08                         126
                      1.99                         207
                      1.76%                         51%
                      1.84                         182
                      1.72                          90
                      1.66                          93
                      1.56                         106
                      1.50                         122
                      1.68%                         32%
                      1.79                          27
                      1.79                          17
                      1.91                          55
                      1.96                          72
                      1.83                          63
                      1.17%                         48%
                      1.19                          54
                      1.13                          50
                      1.12                          73
                      1.06                          72
                      0.96                          80
                      1.29%                         37%
                      1.25                         147
                      1.28                         144
                      1.32                         139
                      1.26                         123
                      1.19                         243

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

1. Organization:

The STI Classic Variable Trust (the "Trust") was organized as a Massachusetts business trust under a Declaration of Trust dated April 18, 1995. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with seven funds (each referred to as a "Fund" or collectively as the "Funds"): the Capital Appreciation Fund, the Growth and Income Fund, the International Equity Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund, the Value Income Stock Fund (collectively the "Equity Funds") and the Investment Grade Bond Fund. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. Sales of shares of the Funds may only be made to separate accounts of various life insurance companies and certain qualified benefit plans. The Funds' prospectus provides a description of each Fund's investment objective, policies and strategies. Effective April 30, 2004, the Small Cap Value Equity Fund was closed to new investors.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust. These policies are in conformity with accounting principles generally accepted in the United States of America.

    Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that effect the reported amount of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and reported amounts of revenues and expenses during the reporting period. Actual amounts could differ from these estimates.

    Security Valuation -- Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ) are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. If available, debt securities are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker-supplied valuations, or other methodologies designed to identify the market value for such securities. Debt obligations with remaining maturities of sixty days or less may be valued at their amortized cost, which approximates market value. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

    Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Funds' Board of Trustees. The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Funds' Board of Trustees. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

--------------------------------------------------------------------------------
(Unaudited)

    For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the adviser or sub-adviser of a Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates net asset value, it may request that a Fair Value Committee Meeting be called. In addition, the Funds' administrator monitors price movements among certain selected indices, securities and/or baskets of securities that may be an indicator that the closing prices received earlier from foreign exchanges or markets may not reflect market value at the time the Fund calculates net asset value. If price movements in a monitored index or security exceed levels established by the administrator, the administrator notifies the adviser or sub-adviser for any Fund holding the relevant securities that such limits have been exceeded. In such event, the adviser or sub-adviser makes the determination whether a fair value committee meeting should be called based on the information provided.

    Security Transactions and Investment Income -- Security transactions are accounted for on the trade date of the security purchase or sale. Dividend income is recognized on ex-dividend date, and interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. The cost used in determining net realized capital gains and losses on the sale of securities is that of the specific securities sold, adjusted for the accretion and amortization of purchase discounts and premiums during the applicable holding period.

    Repurchase Agreements -- In connection with transactions involving repurchase agreements, a third party custodian bank takes possession of the underlying securities ("collateral"), the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. In the event of default on the obligation to repurchase, each Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings. At period end, there were no open repurchase agreements.

    Foreign Currency Transactions -- With respect to the International Equity Fund, the books and records are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis:

    - market value of investment securities, assets and liabilities at the current rate of exchange; and

    - purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

    The International Equity Fund does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

    The International Equity Fund reports certain foreign currency-related transactions as components of realized gains and losses for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

    Dividends and Distributions to Shareholders -- Distributions to shareholders, which are determined in accordance with Federal tax regulations are

--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004

    recorded on the ex-dividend date. Dividends from net investment income for the Investment Grade Bond Fund are declared daily and paid monthly to shareholders. Dividends from net investment income for the Capital Appreciation Fund, the Growth and Income Fund, the Mid-Cap Equity Fund, the Small Cap Value Equity Fund and the Value Income Stock Fund are declared and paid quarterly to shareholders. Dividends from net investment income for the International Equity Fund are declared and paid annually to shareholders. Any net realized capital gains are distributed to shareholders at least annually.

    Expenses -- Expenses related to a specific Fund are charged to that Fund. Other operating expenses of the Trust are pro-rated to the Funds on the basis of relative net assets.

    Compensating Balances -- If a Fund has a cash over-draft in excess of $100,000 it is required to leave 110% in compensating balance with SunTrust Bank (the "Custodian"), a wholly owned subsidiary of SunTrust Banks, Inc., on the following day. If a Fund has a positive cash balance in excess of $100,000 it is allowed to overdraw 90% of the balance with the Custodian on the following business day.

3. Agreements and Other Transactions with Affiliates:

    Investment Advisory Agreement -- Investment advisory services are provided to the Trust by Trusco Capital Management, Inc. ("Trusco"). Under the terms of the Investment Advisory Agreement, Trusco is entitled to receive a fee from the Funds, computed daily and paid monthly, at an annual rate of 1.15%, 0.90%, 1.25%, 1.15%, 1.15%, 0.80% and 0.74% of the average daily net assets of the Capital Appreciation Fund, Growth and Income Fund, International Equity Fund, Mid-Cap Equity Fund, Small Cap Value Equity Fund, Value Income Stock Fund, and Investment Grade Bond Fund, respectively. Trusco has agreed to waive all or a portion of its fees (and to reimburse Funds' expenses) in order to limit operating expenses. Fee waivers and expense reimbursements are voluntary (except for the Growth and Income Fund, for which the expense limit is contractual) and may be terminated at any time.

    Administration Agreement -- The Trust and SEI Investments Global Funds Services (the "Administrator") are parties to an Administration Agreement (the "Administration Agreement") dated August 18, 1995, as amended November 19, 1997 and March 1, 1999. Under the terms of the Administration Agreement, the Administrator is entitled to an annual fee, subject to a minimum of $62,500 for domestic funds and $75,000 for international funds (expressed as a percentage of the combined average daily net assets of the Trust and STI Classic Funds) of: 0.12% up to $1 billion, 0.09% on the next $4 billion, 0.07% on the next $3 billion, 0.065% on the next $2 billion and 0.06% for over $10 billion.

    Distribution Agreement -- The Trust and SEI Investments Distribution Co. (the "Distributor") are parties to a Distribution Agreement dated August 18, 1995. The Distributor receives no fees for its services under this agreement.

    Transfer Agency Agreement -- The Trust and Federated Services Company are parties to a Transfer Agency servicing agreement dated August 2, 1995, under which Federated Services Company provides transfer agency services to the Trust.

    Custodian Agreements -- SunTrust Bank, acts as custodian for all the Funds except the International Equity Fund which utilizes Brown Brothers Harriman & Co. as custodian. Custodians are paid on the basis of the net assets and transaction costs of the Funds. The custodians play no role in determining the investment policies of the Trust or which securities are to be purchased or sold in the Funds.

    Other -- Certain officers of the Trust are also officers of the Adviser, the Administrator and/or the Distributor. Such officers are paid no fees by the Trust for serving as officers of the Trust.

--------------------------------------------------------------------------------
(Unaudited)

    The Trust had entered into an agreement with the Distributor to act as an agent in placing repurchase agreements for the Trust. As of October 24, 2003, this agreement was discontinued.

    The Trust has entered into an agreement with SunTrust Robinson Humphrey, a division of SunTrust Capital Markets, Inc. which is a direct non-bank subsidiary of SunTrust Banks, Inc. to act as an agent in placing repurchase agreements for the Trust. During the period, and at June 30, 2004, the Funds did not hold repurchase agreements through SunTrust Robinson Humphrey.

4. Investment Transactions:

The cost of security purchases and the proceeds from security sales, excluding short-term investments, for the period ended June 30, 2004, were as follows:

                                                   U.S. Govt.   U.S. Govt.
                             Purchases    Sales    Purchases      Sales
                               (000)      (000)      (000)        (000)
                             ---------   -------   ----------   ----------
Capital Appreciation
  Fund.....................   $23,692    $26,446     $   --       $   --
Growth and Income Fund.....     3,197      1,698         --           --
International Equity
  Fund.....................     2,392      2,840         --           --
Mid-Cap Equity Fund........     8,249      8,613         --           --
Small Cap Value Equity
  Fund.....................     6,640      7,511         --           --
Value Income Stock Fund....    21,018     22,781         --           --
Investment Grade Bond
  Fund.....................     3,000      3,336      3,993        6,150

5. Federal Tax Policies and Information:

It is each Fund's intention to continue to qualify as a regulated investment company for Federal income tax purposes and distribute all of its taxable income and net capital gains. Accordingly, no provisions for Federal income taxes are required.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on income earned. The Funds accrue such taxes when the related income is earned.

Tax cost of securities differs from cost for financial reporting purposes by the amount of losses recognized for financial reporting purposes in excess of federal income tax purposes. As of June 30, 2004, the tax cost of securities and the breakdown of unrealized appreciation (depreciation) for each Fund was as follows:

                                         Aggregate      Aggregate          Net
                                           Gross          Gross        Unrealized
                          Federal Tax    Unrealized     Unrealized    Appreciation/
                             Cost       Appreciation   Depreciation   Depreciation
                             (000)         (000)          (000)           (000)
                          -----------   ------------   ------------   -------------
Capital Appreciation
  Fund..................    $51,057        $7,807         $1,180         $6,627
Growth and Income Fund..      9,543         1,590            190          1,400
International Equity
  Fund..................      5,482         1,327            103          1,224
Mid-Cap Equity Fund.....     13,969         2,429            241          2,188
Small Cap Value Equity
  Fund..................     17,453         6,406            457          5,949
Value Income Stock
  Fund..................     39,467         5,707            534          5,173
Investment Grade Bond
  Fund..................     19,199           138            336           (198)

6. Concentrations/Risks:

The Investment Grade Bond Fund invests primarily in investment grade obligations rated at least BBB or better by S&P or Baa or better by Moody's. Changes by recognized rating agencies in the ratings of any fixed income security or in the ability of an issuer to make payments of interest and principal may affect the value of these investments.

The International Equity Fund invests in securities of foreign issuers in various countries. These investments may involve certain considerations and risks not typically associated with investments in the United States as a result of, among other factors, the possibility of future political and economic developments and the level of governmental supervision and regulation of securities markets in the respective countries.

In the normal course of business, the Funds enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however,

NOTES TO FINANCIAL STATEMENTS--CONCLUDED
--------------------------------------------------------------------------------
STI CLASSIC VARIABLE TRUST  June 30, 2004                            (Unaudited)

based on experience, the risk of loss from such claims is considered remote.

The Funds are intended to be funding vehicles for variable annuity contracts and variable life insurance policies offered by life insurance companies. At June 30, 2004, outstanding shares of the Funds were held by separate accounts of participating insurance companies as follows:

                                           % of      Number of
                                         Ownership   Accounts
                                         ---------   ---------
Capital Appreciation Fund..............      92%         2
Growth and Income Fund.................      95%         4
International Equity Fund..............      93%         1
Mid-Cap Equity Fund....................      94%         2
Small Cap Value Equity Fund............      93%         3
Value Income Stock Fund................      96%         3
Investment Grade Bond Fund.............      88%         1

7. Securities Lending:

Each Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Trust's Board of Trustees. These loans may not exceed 33 1/3% of the total asset value of the Fund (including the loan collateral). No Fund will lend portfolio securities to its investment adviser or its affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in the Boston Global Investment Trust-Enhanced Portfolio. This Portfolio consists of money market instruments including money market mutual funds registered under the Investment Company Act of 1940, commercial paper, repurchase agreements, U.S. Treasury Bills and U.S. agency obligations.

8. Subsequent Event:

Effective July 26, 2004, BISYS Fund Services Ohio, Inc. ("BISYS") became the new Administrator, Distributor, Fund Accounting Agent and Transfer Agent to the Funds.

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

NOTES
--------------------------------------------------------------------------------

Investment Adviser:
Trusco Capital Management, Inc.

STI Classic Variable Trust Funds are not deposits, are not insured or guaranteed by the FDIC or any other government agency, and are not endorsed by and do not constitute obligations of SunTrust Banks, Inc. or any other of its affiliates. Investment in the Funds involves risk, including the possible loss of principal. There is no guarantee that any STI Classic Variable Trust Fund will achieve its investment objective. The STI Classic Variable Trust Funds are advised by Trusco Capital Management, Inc., an affiliate of SunTrust Banks, Inc.

Distributor:
SEI Investments Distribution Co.

This information must be preceded or
accompanied by a current prospectus for
each fund described.

STISRCVT 08/04

ITEM 2. CODE OF ETHICS.

      Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

      NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

      The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 11(a)(1), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

      If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

      DURING THE PERIOD COVERED BY THE REPORT, WITH RESPECT TO THE REGISTRANT'S CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS; THERE HAVE BEEN NO AMENDMENTS TO, NOR ANY WAIVERS GRANTED FROM, A PROVISION THAT RELATES TO ANY ELEMENT OF THE CODE OF ETHICS DEFINITION ENUMERATED IN PARAGRAPH (B) OF THIS ITEM 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

      (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

            (i) Has at least one audit committee financial expert serving on its audit committee; or

            (ii) Does not have an audit committee financial expert serving on its audit committee.

      (2) If the registrant provides the disclosure required by paragraph
      (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

            (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

            (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a- 2(a)(19)).

      (3) If the registrant provides the disclosure required by paragraph
      (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

      (a) Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

      (b) Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (c) Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (d) Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

      (e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

            (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

      (f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

      (h) Disclose whether the registrant's audit committee of the board of directors has considered whether the provision of nonaudit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
(c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

NOT APPLICABLE - ONLY FOR ANNUAL REPORTS.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

      (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

      (b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17CFR 240.10A-3(d)) regarding an exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6.   SCHEDULE OF INVESTMENTS.

File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

      A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.

NOT APPLICABLE.

ITEM 10. CONTROLS AND PROCEDURES.

      (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have obtained and reviewed representations from SEI Investments Global Funds Services ("SEI") with respect to their role as administrator to the registrant, including controls and procedures in place, as of June 30, 2004. SEI served in this role through July 23, 2004; after this date, BISYS Fund Services Ohio, Inc. ("BISYS") assumed the role of administrator. SEI provided the underlying data from their accounting system to BISYS to prepare this report on Form N-CSR for the registrant, except that SEI did not provide the narrative portion of the shareholders' letter. SEI performed an evaluation of the disclosure controls and procedures of SEI Investments Accounting & Valuation Processing from the date of their last similar examination on June 3, 2004 through August 16, 2004 and has provided its conclusions thereon to the registrant's principal executive officer and principal financial officer. BISYS compiled this Form N-CSR, including the financial statements included as Item 1 of this report. SEI reviewed and commented upon the financial statements included in Item 1 of this report. In addition, the registrant's principal executive officer and principal financial officer have obtained and reviewed certain documents and representations from certain of the registrant's other service providers, including BISYS, regarding their respective roles to the registrant as of June 30, 2004. The registrant's principal executive officer and principal financial officer each assumed their respective role on July 24, 2004.

Based upon the procedures outlined above, the registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively.

(b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

      (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

      (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit. NOT APPLICABLE - ONLY EFFECTIVE FOR ANNUAL REPORTS.

      (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2). CERTIFICATIONS PURSUANT TO RULE 30A-2(A) ARE ATTACHED HERETO.

      (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. NOT APPLICABLE.

      (b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by rule 30a-2(b) under the Act as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act, or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant incorporates it by reference. CERTIFICATIONS PURSUANT TO RULE 30A-2(B) ARE FURNISHED HEREWITH.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      STI Classic Variable Trust
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Bryan Haft
                         -------------------------------------------------------
                           Bryan Haft, Treasurer

Date__________Sept. 9, 2004__________________________

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ R. Jeffrey Young
                         -------------------------------------------------------
                           R. Jeffrey Young, President


Date______September 9, 2004______________________________

By (Signature and Title)*           /s/ Bryan Haft
                         -------------------------------------------------------
                           Bryan Haft, Treasurer


Date________September 9, 2004____________________________


* Print the name and title of each signing officer under his or her signature.